UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Income Fund of America

[photo – cactus flower]

Semi-annual report for the six months ended January 31, 2008

The Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2007 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–2.19%	11.46%	7.70%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.56%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of February 29, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 4.53% (4.51% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.55%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 35.

The return of principal for the bond holdings in The Income Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo – cactus flower]

Fellow shareholders:

The six months ended January 31, 2008 began with financial markets in an uncertain and volatile state as the full extent of the U.S. subprime mortgage crisis was becoming clearer to investors. As bad news mounted and a who’s who of financial institutions began to announce write-downs, the volatility gave way to a full-blown market downturn. Most of the damage came in the second half of the period and culminated in January 2008, when the Standard & Poor’s 500 Composite Index tumbled 6.0%.

Amid this difficult environment, shares of The Income Fund of America fell 3.0% for the six months ended January 31, 2008. This was less than the unmanaged S&P 500 (a broad measure of the U.S. stock market), which dipped 4.3%. The Lehman Brothers U.S. Aggregate Index, a gauge of the U.S. bond market, gained 6.8%. The Lipper Income Funds Index, a measure of the fund’s category peers, recorded a small positive return of 0.5%.

Though we are disappointed by the fund’s short-term results, we take a long-term approach to managing the fund’s portfolio. As you can see from the table on page 5, The Income Fund of America has outpaced all of its benchmarks for the five-year, 10-year and lifetime periods shown.

An income focus

The fund’s primary objective is providing shareholders with income in the form of regular quarterly dividends. For the six months, The Income Fund of America paid regular quarterly dividends totaling 39 cents a share. Additionally, in December 2007, the fund paid a special dividend of 13 cents a share and a capital gain distribution of 84.8 cents a share.

The fund’s yield of 4.68% remained well ahead of both the 2.03% yield of the S&P 500 and the 3.64% figure registered by the Lipper Income Funds Average.

Tough times in a core sector

The fund’s focus on income means that it typically has significant investments in financial companies, which have historically offered high yields. Given this sector’s place at the epicenter of the subprime mortgage crisis, results for our holdings in financials were down across the board and acted as a significant drag on results.

On a more positive note, utilities held up well and fund results were aided by strong showings from many telecommunications providers, especially those based in Europe. Many such companies are becoming increasingly good stewards of their cash, opting to return greater amounts of it to shareholders through dividends.

These European telecommunications companies are part of the fund’s equity and fixed-income holdings in companies domiciled outside the United States. For the six months, most markets abroad mirrored the volatile U.S. pattern, though results for U.S. investors benefited from a weakening dollar. (When the dollar loses ground to other currencies, U.S.-based investors in companies domiciled outside the United States see their investments gain in value when converted back into American currency.)

Mixed results among bonds

To provide income and act as a buffer during down markets, the fund maintains significant bond holdings. This share of the portfolio currently stands at 26.1% of net assets.

Amid the market weakness that characterized the period, U.S. Treasury bonds, which are considered risk-free, posted the best results within the bond world as many investors sought refuge. Returns for these securities were also aided by the Federal Reserve’s aggressive rate cutting: During the six months, the Fed adjusted rates downward five times, moving the federal funds rate from 5.25% to 3.00%.

The largest portion of The Income Fund of America’s bond portfolio is in higher yielding corporate bonds, which generally provide higher income than Treasuries. When the economy weakens, the values of these types of bonds often suffer in comparison to Treasuries, as many investors believe that the issuing companies face greater challenges in repaying their debt. This pattern held true during the period, though high-yielding bonds did provide a modest positive return and helped offset declines elsewhere in the fund’s portfolio.

Adversity creates opportunity

Though current market conditions are difficult, declining stock prices often create buying opportunities by bringing appealing investments into attractive valuation ranges. As we discussed in the most recent annual report, the fund has a long history of identifying and investing in solid companies caught up in industries experiencing downturns. The most recent six months were no exception, as we found many attractive opportunities — particularly among a select group of financial companies — offering a combination of high current yield and capital appreciation potential.

Having cash on hand is one key to taking advantage of those situations. As of January 31, 2008, the fund held 7.1% of assets in cash and equivalents, down from 8.6% when we last reported to you. This reduction stemmed in part from investment opportunities that arose in connection with the difficult market environment.

A broader base of potential holdings

Given its focus on income, the fund has historically invested in sectors with strong traditions of returning cash to shareholders in the form of dividends. The financials, utilities, telecommunications and real estate investment trusts (REITs) areas have long been key income contributors. In recent years, however, the dividend environment has been evolving as companies in a broader range of sectors awaken to the importance of paying dividends. For example, most technology companies once eschewed dividends, but several sector bellwethers have stepped up their commitments and now have yields that make them candidates for the fund.

We are encouraged by this evolution and believe that it stands to benefit shareholders by allowing us to create an even more diverse portfolio of high-conviction investments.

Looking ahead

Declining markets underscore the merits of the fund’s primary objective — delivering real return to shareholders in the form of regular quarterly income.

As we pursue this goal amid the present market uncertainty, we will continue to be guided by our longstanding commitment to fundamental research aimed at uncovering sound, well-managed companies.

This approach has served us well throughout the fund’s lifetime, particularly during market declines when The Income Fund of America has generally held up better than the broader market.

We thank you for your commitment to long-term investing.

Cordially,

/s/ Hilda L. Applbaum	/s/ David C. Barclay
Hilda L. Applbaum	David C. Barclay
Vice Chairman of the Board and	President
Principal Executive Officer

March 4, 2008

For current information about the fund, visit americanfunds.com.

The Income Fund of America at a glance

Fund results shown are for past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2008

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America	–3.0%	–1.1%	12.2%	8.0%	12.3%
Standard & Poor’s 500 Composite Index	–4.3	–2.3	12.0	5.1	11.6
Lipper Income Funds Index[2]	0.5	2.8	8.3	5.5	—	[3]
Lehman Brothers U.S. Aggregate Index	6.8	8.8	4.8	6.0	8.4	[4]
Consumer Price Index (inflation)[5]	1.3	4.3	3.0	2.7	4.6

[1]Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]Source: Lipper. Figures do not reflect the effect of sales charges.
[3]The inception date for the index was December 31, 1988.
[4]From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Lehman Brothers U.S. Aggregate Index did not yet exist.
[5]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses. Fund returns do not reflect the effect of sales charges.

A history of high current income

The Income Fund of America’s 12-month dividend yield vs. benchmarks

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For the five years ended January 31, 2008

Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500
1/31/2003	5.45%	3.75%	1.88%
7/31/2003	4.69	3.37	1.66
1/31/2004	4.05	2.81	1.54
7/31/2004	3.98	2.75	1.69
1/31/2005	3.57	2.54	1.64
7/31/2005	3.44	2.44	1.70
1/31/2006	3.75	2.73	1.75
7/31/2006	3.84	2.81	1.83
1/31/2007	4.23	3.02	1.75
7/31/2007	4.43	3.15	1.81
1/31/2008	4.68	3.64	2.03

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.
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The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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January 31, 2008	unaudited

Percent of net assets

Investment portfolio

U.S. common stocks	44.2%
Common stocks of issuers outside the U.S.	18.5
Convertible securities & preferred stocks	4.1
U. S. Treasury & agency bonds & notes	1.9
Other fixed-income securities	24.2
Short-term securities & other assets less liabilities	7.1

[end pie chart]

Percent of net assets

Five largest sectors in common stock holdings

Financials	12.4%
Telecommunication services	9.4
Utilities	7.1
Industrials	6.3
Consumer staples	5.7

Percent of net assets

Ten largest common stock holdings

AT&T	2.9%
Chevron	2.3
General Electric	1.9
Verizon Communications	1.9
Bristol-Myers Squibb	1.3
Merck	1.2
Koninklijke KPN	1.2
Vodafone	1.2
Wells Fargo & Co.	1.2
Citigroup	1.1

[begin pie chart]

July 31, 2007
Percent of net assets

Investment portfolio

U.S. common stocks	46.5
Common stocks of issuers outside the U.S.	17.6
Convertible securities & preferred stocks	3.7
U. S. Treasury & agency bonds & notes	2.2
Other fixed-income securities	21.4
Short-term securities & other assets less liabilities	8.6

[end pie chart]

Percent of net assets

Five largest sectors in common stock holdings

Financials	14.5%
Telecommunication services	7.9
Utilities	6.9
Consumer staples	6.5
Industrials	6.4

Percent of net assets

Ten largest common stock holdings

AT&T	2.9%
Chevron	2.6
General Electric	2.3
Verizon Communications	2.0
Citigroup	1.5
Merck	1.5
Bristol-Myers Squibb	1.5
Coca-Cola	1.1
Washington Mutual	1.1
Vodafone	1.0

Summary investment portfolio, January 31, 2008

			unaudited

Common stocks - 62.70%	Shares	Market value (000)	Percent of net assets

Financials - 12.36%
Wells Fargo & Co.	29,140,000	$991,051	1.18%
Citigroup Inc.	31,685,000	894,151	1.07
Bank of America Corp.	17,046,550	756,015	.90
Lloyds TSB Group PLC (1)	60,959,000	536,627	.64
Fannie Mae	15,406,200	521,654	.62
Washington Mutual, Inc.	24,300,000	484,056	.58
U.S. Bancorp	11,541,400	391,831	.47
Société Générale (1)	3,146,500	389,897	.47
Equity Residential, shares of beneficial interest	10,092,800	377,572	.45
Other securities		5,018,876	5.98
		10,361,730	12.36

Telecommunication services - 9.39%
AT&T Inc.	62,127,371	2,391,283	2.85
Verizon Communications Inc.	40,189,000	1,560,941	1.86
Koninklijke KPN NV (1)	56,820,000	1,029,987	1.23
Vodafone Group PLC (1)	293,165,000	1,028,697	1.23
France Télécom SA (1)	13,364,947	471,434	.56
Other securities		1,386,216	1.66
		7,868,558	9.39

Utilities - 7.14%
E.ON AG (1)	4,175,000	766,578	.91
SUEZ SA (1)	9,323,500	569,399	.68
RWE AG (1)	4,070,000	498,492	.59
Entergy Corp.	4,378,005	473,612	.57
Duke Energy Corp.	20,080,000	374,693	.45
Exelon Corp.	4,300,000	327,617	.39
Other securities		2,976,419	3.55
		5,986,810	7.14

Industrials - 6.28%
General Electric Co.	45,885,000	1,624,788	1.94
Waste Management, Inc.	14,950,000	484,978	.58
Emerson Electric Co.	9,370,000	476,371	.57
Deutsche Post AG (1)	12,271,400	398,271	.47
Schneider Electric SA (1)	3,081,038	356,861	.43
Sandvik AB (1)	23,580,000	339,587	.41
Other securities		1,582,360	1.88
		5,263,216	6.28

Consumer staples - 5.65%
H.J. Heinz Co. (2)	20,596,700	876,596	1.05
Altria Group, Inc.	10,530,000	798,385	.95
Kraft Foods Inc., Class A	23,426,892	685,471	.82
Coca-Cola Co.	10,775,000	637,557	.76
Diageo PLC (1)	17,950,000	361,066	.43
Other securities		1,373,436	1.64
		4,732,511	5.65

Energy - 4.71%
Chevron Corp.	22,675,000	1,916,038	2.29
TOTAL SA (ADR)	3,640,000	264,919
TOTAL SA (1)	3,390,000	245,581	.61
Marathon Oil Corp.	7,790,000	364,962	.44
Other securities		1,154,340	1.37
		3,945,840	4.71

Health care - 4.41%
Bristol-Myers Squibb Co.	45,465,500	1,054,345	1.26
Merck & Co., Inc.	22,275,000	1,030,887	1.23
Eli Lilly and Co.	14,715,000	758,117	.90
Pfizer Inc	24,050,000	562,529	.67
Other securities		286,679	.35
		3,692,557	4.41

Consumer discretionary - 3.66%
McDonald's Corp.	13,600,300	728,296	.87
Esprit Holdings Ltd. (1)	40,949,000	532,659	.64
Carnival Corp., units	8,150,000	362,594	.43
Other securities		1,443,141	1.72
		3,066,690	3.66

Materials - 3.64%
Weyerhaeuser Co. (2)	10,728,000	726,500	.87
E.I. du Pont de Nemours and Co.	14,869,200	671,790	.80
International Paper Co.	16,023,820	516,768	.62
Dow Chemical Co.	8,980,000	347,167	.41
MeadWestvaco Corp. (2)	11,500,696	322,020	.38
Other securities		465,674	.56
		3,049,919	3.64

Information technology - 1.23%
Microchip Technology Inc. (2)	14,128,000	450,825	.54
Other securities		578,616	.69
		1,029,441	1.23

Miscellaneous - 4.23%
Other common stocks in initial period of acquisition		3,548,772	4.23

Total common stocks (cost: $45,991,830,000)		52,546,044	62.70

	Shares	Market value (000)	Percent of net assets

Preferred stocks - 1.24%

Financials - 0.90%
Fannie Mae, Series O, 7.00% (3) (4)	1,475,000	$73,475	.09%
Other securities		678,708	.81
		752,183	.90

Miscellaneous - 0.34%
Other preferred stocks in initial period of acquisition		286,668	.34

Total preferred stocks (cost: $1,101,677,000)		1,038,851	1.24

		Market value (000)	Percent of net assets

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		$4	.00%

Total warrants (cost: $816,000)		4	.00

		Market value (000)	Percent of net assets

Convertible securities - 2.85%	Shares

Other - 2.75%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares (1) (5) (6)	3,570,000	$192,959	.23%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,738	140,778	.17
Other securities		1,975,749	2.35
		2,309,486	2.75

Miscellaneous - 0.10%
Other convertible securities in initial period of acquisition		81,750	.10

Total convertible securities (cost: $2,218,084,000)		2,391,236	2.85

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 26.15%

Mortgage-backed obligations (7) - 4.73%
Fannie Mae 4.00%-11.895% 2010-2047 (1) (4)	$1,103,351	$1,138,598	1.36%
Freddie Mac 2.64%-11.46% 2009-2038 (4)	308,950	315,121	.38
Bank of America 5.50% 2012 (3)	17,500	18,768	.02
Other securities		2,491,410	2.97
		3,963,897	4.73

Financials - 4.68%
Bank of America Corp. 8.00% (undated) (4)	47,000	48,905
MBNA Global Capital Funding 5.711% 2027 (4)	35,000	29,498
Bank of America Corp. 4.25%-6.50% 2010-2037	18,300	18,782	.11
Citigroup Capital XXI 8.30% 2057 (4)	63,050	68,168
Citigroup Inc. 5.125%-6.125% 2011-2017	20,500	21,276	.11
Wells Fargo & Co. 4.375% 2013	8,500	8,507
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	7,403	.02
Other securities		3,723,942	4.44
		3,926,481	4.68

Consumer discretionary - 3.93%
Other securities		3,296,173	3.93

Telecommunication services - 2.03%
SBC Communications Inc. 4.125%-6.25% 2009-2016	71,465	72,300
AT&T Inc. 4.95%-6.30% 2013-2038	42,750	42,979
AT&T Wireless Services, Inc. 8.125% 2012	24,935	28,373
AT&T Corp. 7.30%-8.00% 2011-2031 (4)	19,789	22,310	.20
Verizon Communications Inc. 5.50%-6.25% 2017-2037	77,000	77,832
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	10,265	11,350	.11
Vodafone Group PLC 5.625%-6.15% 2017-2037	25,760	25,521	.03
Koninklijke KPN NV 8.00%-8.375% 2010-2030	13,020	14,404	.02
Other securities		1,402,197	1.67
		1,697,266	2.03

Bonds & notes of U.S. government & government agencies - 1.91%
U.S. Treasury:
4.25% 2013	333,157	355,568
0%-8.875% 2009-2037 (1) (8)	691,087	708,246	1.27
Freddie Mac 5.00%-5.25% 2011-2018	250,000	259,067	.31
Fannie Mae 4.625%-6.25% 2012-2029	195,000	210,469	.25
Federal Home Loan Bank 5.125% 2013	43,000	46,444	.05
Other securities		24,358	.03
		1,604,152	1.91

Industrials - 1.52%
General Electric Capital Corp. 5.258% 2026 (4)	25,000	23,852
General Electric Co. 5.25% 2017	11,250	11,371	.04
Other securities		1,236,588	1.48
		1,271,811	1.52

Information technology - 1.43%
Other securities		1,200,643	1.43

Energy - 1.23%
Other securities		1,032,133	1.23

Utilities - 1.13%
Other securities		947,003	1.13

Health care - 1.09%
Other securities		910,499	1.09

Asset-backed obligations - 1.05%
Other securities		876,373	1.05

Other - 1.42%
Other securities		1,187,071	1.42

Total bonds & notes (cost: $22,789,972,000)		21,913,502	26.15

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 7.12%

Federal Home Loan Bank 2.90%-4.90% due 2/1-6/20/2008	$1,215,341	$1,210,637	1.44%
Freddie Mac 3.49%-4.62% due 3/3-12/8/2008	722,478	717,523	.86
U.S. Treasury Bills 3.015%-4.116% due 3/6-6/19/2008	704,400	700,749	.84
Procter & Gamble International Funding S.C.A. 4.25%-4.74% due 2/5-3/7/2008 (3)	519,179	517,515	.62
Coca-Cola Co. 2.90%-4.47% due 2/12-4/21/2008 (3)	320,400	319,339	.38
General Electric Co. 4.48%-4.52% due 3/17-3/31/2008	230,000	228,829
General Electric Capital Services, Inc. 4.74% due 3/19/2008	50,000	49,745
Edison Asset Securitization LLC 4.56% due 2/13/2008 (3)	25,000	24,947	.36
Fannie Mae 3.77%-4.23% due 2/11-4/9/2008	279,023	277,788	.33
Bank of America Corp. 3.735%-4.675% due 3/11-4/14/2008	240,100	238,877
Ranger Funding Co. LLC 4.33% due 4/8/2008 (3)	30,000	29,802	.32
Ciesco LLC 4.02%-4.25% due 2/26-3/3/2008 (3)	75,000	74,659
CAFCO, LLC 4.35% due 3/3/2008 (3)	21,500	21,417	.11
Other securities		1,559,123	1.86

Total short-term securities (cost: $5,964,955,000)		5,970,950	7.12

Total investment securities (cost: $78,067,334,000)		83,860,587	100.06
Other assets less liabilities		(50,597)	(.06)

Net assets		$83,809,990	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 1/31/08 (000)
H.J. Heinz Co.	18,104,640	2,492,060	-	20,596,700	$15,243	$876,596
Weyerhaeuser Co.	10,728,000	-	-	10,728,000	19,310	726,500
Microchip Technology Inc.	11,265,000	2,863,000	-	14,128,000	7,855	450,824
MeadWestvaco Corp.	10,865,696	635,000	-	11,500,696	5,144	322,020
iStar Financial, Inc.	8,207,550	-	1,287,800	6,919,750	14,844	184,619
iStar Financial, Inc. 5.375% 2010	$10,925,000	$-	$-	$10,925,000	297	10,157
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$-	$-	$10,000,000	275	8,896
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	-	-	400,000	390	7,800
iStar Financial, Inc. 7.00% 2008	$6,525,000	$-	$-	$6,525,000	170	6,530
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$-	$-	$5,000,000	142	4,897
iStar Financial, Inc. 5.80% 2011	$5,000,000	$-	$-	$5,000,000	145	4,470
iStar Financial, Inc. 6.05% 2015	$4,285,000	$-	$-	$4,285,000	130	3,683
iStar Financial, Inc. 6.00% 2010	$3,750,000	$-	$-	$3,750,000	114	3,340
SunCom Wireless Holdings, Inc., Class A (5) (6)	4,732,277	-	-	4,732,277	-	126,399
Triton PCS, Inc. 8.50% 2013	$94,050,000	$-	$-	$94,050,000	4,124	97,342
Bell Aliant Regional Communications Income Fund	4,488,700	1,916,300	-	6,405,000	6,379	180,199
Macquarie Korea Infrastructure Fund (1)	21,023,070	-	-	21,023,070	4,564	153,815
Arthur J. Gallagher & Co.	5,403,700	-	-	5,403,700	3,350	137,308
Goodman Fielder Ltd. (1)	67,000,000	-	-	67,000,000	4,140	102,490
Clarent Hospital Corp. (1) (6)	484,684	-	-	484,684	-	97
Beverly Hills Bancorp Inc. (9)	950,000	-	950,000	-	81	-
Brookdale Senior Living Inc. (9)	5,906,600	691,000	2,586,300	4,011,300	6,598	-
Packaging Corp. of America (9)	6,792,800	-	6,792,800	-	1,698	-
Packaging Corp. of America 4.375% 2008 (9)	$2,500,000	$-	$-	$2,500,000	56	-
Sunstone Hotel Investors, Inc. (9)	4,038,400	-	3,538,400	500,000	1,224	-
Tupperware Brands Corp. (9)	3,865,000	-	3,865,000	-	653	-

					$96,926	$3,407,982

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $15,425,649,000.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $6,692,288,000, which represented 7.99% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares	1/15/2008	$178,500	$192,959	.23%
SunCom Wireless Holdings, Inc., Class A	5/15/2007	80,686	126,399	.15

Total restricted securities		$259,186	$319,358	.38%

(6) Security did not produce income during the last 12 months.
(7) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) Unaffiliated issuer at 1/31/2008.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at January 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $74,781,324)		$80,452,605
Affiliated issuers (cost: $3,286,010)		3,407,982	$83,860,587
Cash			3,016
Receivables for:
Sales of investments		317,293
Sales of fund's shares		142,936
Dividends and interest		503,776
Other		2,121	966,126
			84,829,729
Liabilities:
Payables for:
Purchases of investments		545,686
Repurchases of fund's shares		85,458
Dividends on fund's shares		325,789
Investment advisory services		15,099
Services provided by affiliates		44,402
Directors' deferred compensation		2,916
Other		389	1,019,739
Net assets at January 31, 2008			$83,809,990

Net assets consist of:
Capital paid in on shares of capital stock			$76,930,379
Undistributed net investment income			91,925
Undistributed net realized gain			994,431
Net unrealized appreciation			5,793,255
Net assets at January 31, 2008			$83,809,990

Total authorized capital stock - 5,500,000 shares, $.001 par value (4,509,443 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$63,430,498	3,408,378	$18.61
Class B	4,748,782	256,769	18.49
Class C	8,616,985	466,683	18.46
Class F	3,027,920	162,938	18.58
Class 529-A	682,174	36,696	18.59
Class 529-B	116,180	6,266	18.54
Class 529-C	288,394	15,543	18.55
Class 529-E	33,029	1,780	18.56
Class 529-F	21,864	1,176	18.59
Class R-1	84,034	4,530	18.55
Class R-2	545,281	29,494	18.49
Class R-3	1,112,772	59,931	18.57
Class R-4	592,201	31,855	18.59
Class R-5	509,876	27,404	18.61

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $19.75 and $19.72, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended January 31, 2008		(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,482; also includes $91,473 from affiliates)		$1,039,435
Interest (includes $5,453 from affiliates)		1,027,849	$2,067,284

Fees and expenses(*):
Investment advisory services		106,144
Distribution services		163,237
Transfer agent services		21,563
Administrative services		10,239
Reports to shareholders		801
Registration statement and prospectus		951
Postage, stationery and supplies		2,358
Directors' compensation		189
Auditing and legal		38
Custodian		1,676
State and local taxes		1
Other		13
Total fees and expenses before reimbursements/waivers		307,210
Less reimbursements/waivers of fees and expenses:
Investment advisory services		10,620
Administrative services		1
Total fees and expenses after reimbursements/waivers			296,589
Net investment income			1,770,695

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (including $9,247 net loss from affiliates)		1,938,281
Currency transactions		(1,213)	1,937,068
Net unrealized depreciation on:
Investments		(6,475,050)
Currency translations		(233)	(6,475,283)
	Net realized gain and unrealized depreciation on investments and currency		(4,538,215)

Net decrease in net assets resulting from operations			$(2,767,520)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months ended January 31, 2008 *	Year ended July 31, 2007

Operations:
Net investment income		$1,770,695	$3,250,382
Net realized gain on investments and currency transactions		1,937,068	2,819,041
Net unrealized (depreciation) appreciation on investments and currency translations		(6,475,283)	3,452,873
Net (decrease) increase in net assets resulting from operations		(2,767,520)	9,522,296

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and currency gain		(2,140,395)	(3,454,007)
Distributions from net realized gain on investments		(3,639,311)	(1,728,252)
Total dividends and distributions paid or accrued to shareholders		(5,779,706)	(5,182,259)

Net capital share transactions		6,061,755	13,497,369

Total (decrease) increase in net assets		(2,485,471)	17,837,406

Net assets:
Beginning of period		86,295,461	68,458,055
End of period (including undistributed net investment
income: $91,925 and $461,625, respectively)		$83,809,990	$86,295,461

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                                                                                        unaudited

1. Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2007, the fund had tax basis undistributed ordinary income of $796,599,000, currency loss deferrals (realized during the period November 1, 2006, through July 31, 2007) of $1,487,000 and undistributed long-term capital gain of $2,732,234,000.

As of January 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$10,383,233
Gross unrealized depreciation on investment securities	(4,614,644)
Net unrealized appreciation on investment securities	5,768,589
Cost of investment securities	78,091,998

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2008			Year ended July 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$1,670,488	$2,754,835	$4,425,323	$2,741,287	$1,330,299	$4,071,586
Class B	108,457	209,622	318,079	184,596	108,711	293,307
Class C	192,709	379,553	572,262	296,266	174,425	470,691
Class F	78,830	131,893	210,723	115,303	55,201	170,504
Class 529-A	17,023	28,945	45,968	24,723	11,936	36,659
Class 529-B	2,489	5,017	7,506	3,874	2,332	6,206
Class 529-C	6,121	12,364	18,485	8,909	5,270	14,179
Class 529-E	786	1,412	2,198	1,167	605	1,772
Class 529-F	562	925	1,487	678	297	975
Class R-1	1,757	3,564	5,321	2,010	1,091	3,101
Class R-2	11,774	23,660	35,434	17,170	10,098	27,268
Class R-3	25,124	46,144	71,268	32,101	16,294	48,395
Class R-4	12,865	22,561	35,426	15,313	7,141	22,454
Class R-5	11,410	18,816	30,226	10,610	4,552	15,162
Total	$2,140,395	$3,639,311	$5,779,706	$3,454,007	$1,728,252	$5,182,259

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.125% on such assets in excess of $71 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. Prior to January 1, 2008, CRMC reduced total investment advisory services fees by decreasing the annual rate on net assets in excess of $89 billion from a rate of 0.125% to a rate of 0.123%. The board of directors approved an amended agreement effective January 1, 2008, which reflected this reduction in the annual rate on net assets in excess of $89 billion. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2008, total investment advisory services fees waived by CRMC were $10,620,000. As a result, the fee shown on the accompanying financial statements of $106,144,000, which was equivalent to an annualized rate of 0.241%, was reduced to $95,524,000, or 0.217% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended January 31, 2008, the total administrative services fees paid by CRMC were $1,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended January 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$79,354	$20,014	Not applicable	Not applicable	Not applicable
Class B	25,526	1,549	Not applicable	Not applicable	Not applicable
Class C	45,644	Included in administrative services	$4,355	$502	Not applicable
Class F	3,977		1,332	166	Not applicable
Class 529-A	700		236	28	$345
Class 529-B	604		42	12	60
Class 529-C	1,481		102	24	148
Class 529-E	85		12	1	17
Class 529-F	-		7	1	11
Class R-1	419		48	16	Not applicable
Class R-2	2,115		411	759	Not applicable
Class R-3	2,688		766	245	Not applicable
Class R-4	644		369	14	Not applicable
Class R-5	Not applicable		203	7	Not applicable
Total	$163,237	$21,563	$7,883	$1,775	$581

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $189,000, shown on the accompanying financial statements, includes $193,000 in current fees (either paid in cash or deferred) and a net decrease of $4,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2008
Class A	$4,657,039	229,359	$4,097,934	208,404	$(4,575,175)	(227,915)	$4,179,798	209,848
Class B	193,006	9,551	289,301	14,827	(339,558)	(17,031)	142,749	7,347
Class C	783,619	38,744	518,330	26,618	(707,005)	(35,638)	594,944	29,724
Class F	535,839	26,433	176,634	9,002	(449,449)	(22,393)	263,024	13,042
Class 529-A	87,877	4,348	45,791	2,332	(37,857)	(1,896)	95,811	4,784
Class 529-B	8,615	426	7,502	384	(5,430)	(272)	10,687	538
Class 529-C	37,844	1,876	18,454	943	(23,580)	(1,180)	32,718	1,639
Class 529-E	4,307	213	2,190	112	(2,506)	(125)	3,991	200
Class 529-F	4,696	231	1,468	75	(1,905)	(96)	4,259	210
Class R-1	23,834	1,174	5,230	268	(11,787)	(585)	17,277	857
Class R-2	113,220	5,618	35,255	1,809	(86,316)	(4,329)	62,159	3,098
Class R-3	314,033	15,477	70,620	3,606	(137,691)	(6,843)	246,962	12,240
Class R-4	240,124	11,953	34,805	1,774	(76,271)	(3,824)	198,658	9,903
Class R-5	239,937	11,942	27,823	1,419	(59,042)	(2,976)	208,718	10,385
Total net increase
(decrease)	$7,243,990	357,345	$5,331,337	271,573	$(6,513,572)	(325,103)	$6,061,755	303,815

Year ended July 31, 2007
Class A	$11,380,559	552,805	$3,645,817	179,124	$(5,882,210)	(285,623)	$9,144,166	446,306
Class B	592,214	28,970	258,866	12,801	(479,658)	(23,462)	371,422	18,309
Class C	2,229,591	109,165	410,555	20,323	(824,465)	(40,327)	1,815,681	89,161
Class F	1,294,485	63,019	133,621	6,566	(435,975)	(21,103)	992,131	48,482
Class 529-A	178,893	8,686	35,737	1,756	(39,519)	(1,922)	175,111	8,520
Class 529-B	19,217	936	6,115	301	(5,615)	(273)	19,717	964
Class 529-C	85,314	4,147	13,876	684	(27,708)	(1,349)	71,482	3,482
Class 529-E	8,454	411	1,734	85	(2,660)	(130)	7,528	366
Class 529-F	9,629	468	930	46	(1,175)	(57)	9,384	457
Class R-1	46,174	2,246	2,924	144	(12,774)	(619)	36,324	1,771
Class R-2	226,310	11,043	26,541	1,312	(116,865)	(5,682)	135,986	6,673
Class R-3	516,588	25,057	46,778	2,300	(200,112)	(9,691)	363,254	17,666
Class R-4	235,448	11,404	21,573	1,058	(76,506)	(3,699)	180,515	8,763
Class R-5	206,608	9,878	12,745	625	(44,685)	(2,169)	174,668	8,334
Total net increase
(decrease)	$17,029,484	828,235	$4,617,812	227,125	$(8,149,927)	(396,106)	$13,497,369	659,254

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $17,776,906,000 and $14,261,268,000, respectively, during the six months ended January 31, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers		Ratio of expenses to average net assets after reim-bursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 1/31/2008 (5)	$20.54	$.43	$(1.00)	$(.57)	$(.51)	$(.85)	$(1.36)	$18.61	(3.03)%	$63,431	.55%	(6)	.53%	(6)	4.16%	(6)
Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713	.56		.54		4.22
Year ended 7/31/2006	18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188	.56		.53		4.35
Year ended 7/31/2005	17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196	.55		.54		4.26
Year ended 7/31/2004	15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075	.57		.57		4.15
Year ended 7/31/2003	14.49	.72	.98	1.70	(.73)	(.02)	(.75)	15.44	12.18	25,891	.61		.61		4.98
Class B:
Six months ended 1/31/2008 (5)	20.43	.35	(1.01)	(.66)	(.43)	(.85)	(1.28)	18.49	(3.42)	4,749	1.31	(6)	1.29	(6)	3.40	(6)
Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46
Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33		1.31		3.58
Year ended 7/31/2005	17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34		1.32		3.48
Year ended 7/31/2004	15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231	1.35		1.35		3.37
Year ended 7/31/2003	14.42	.61	.97	1.58	(.62)	(.02)	(.64)	15.36	11.37	2,015	1.39		1.39		4.17
Class C:
Six months ended 1/31/2008 (5)	20.39	.34	(.99)	(.65)	(.43)	(.85)	(1.28)	18.46	(3.45)	8,617	1.36	(6)	1.34	(6)	3.35	(6)
Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41
Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38		1.36		3.52
Year ended 7/31/2005	16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43		1.41		3.38
Year ended 7/31/2004	15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833	1.44		1.44		3.26
Year ended 7/31/2003	14.41	.59	.97	1.56	(.61)	(.02)	(.63)	15.34	11.23	1,850	1.48		1.48		4.07
Class F:
Six months ended 1/31/2008 (5)	20.52	.42	(1.00)	(.58)	(.51)	(.85)	(1.36)	18.58	(3.11)	3,028	.60	(6)	.57	(6)	4.11	(6)
Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075	.60		.57		4.18
Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957	.60		.57		4.30
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603	.67		.65		4.14
Year ended 7/31/2004	15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000	.69		.69		4.02
Year ended 7/31/2003	14.47	.71	.97	1.68	(.71)	(.02)	(.73)	15.42	12.11	471	.72		.72		4.83
Class 529-A:
Six months ended 1/31/2008 (5)	20.52	.42	(1.00)	(.58)	(.50)	(.85)	(1.35)	18.59	(3.08)	682	.63	(6)	.61	(6)	4.07	(6)
Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655	.65		.63		4.14
Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452	.63		.61		4.27
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328	.70		.68		4.13
Year ended 7/31/2004	15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195	.67		.67		4.06
Year ended 7/31/2003	14.48	.71	.97	1.68	(.72)	(.02)	(.74)	15.42	12.10	93	.68		.68		4.87
Class 529-B:
Six months ended 1/31/2008 (5)	20.47	.33	(.99)	(.66)	(.42)	(.85)	(1.27)	18.54	(3.48)	116	1.44	(6)	1.42	(6)	3.27	(6)
Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34
Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47		1.44		3.44
Year ended 7/31/2005	17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55		1.53		3.28
Year ended 7/31/2004	15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51	1.57		1.57		3.16
Year ended 7/31/2003	14.46	.58	.97	1.55	(.63)	(.02)	(.65)	15.36	11.10	28	1.60		1.60		3.95
Class 529-C:
Six months ended 1/31/2008 (5)	20.49	.33	(1.00)	(.67)	(.42)	(.85)	(1.27)	18.55	(3.52)	288	1.44	(6)	1.41	(6)	3.27	(6)
Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35
Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46		1.43		3.45
Year ended 7/31/2005	17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54		1.52		3.29
Year ended 7/31/2004	15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95	1.56		1.56		3.17
Year ended 7/31/2003	14.46	.58	.97	1.55	(.60)	(.02)	(.62)	15.39	11.10	44	1.59		1.59		3.96
Class 529-E:
Six months ended 1/31/2008 (5)	20.49	.39	(1.00)	(.61)	(.47)	(.85)	(1.32)	18.56	(3.22)	33	.93	(6)	.91	(6)	3.78	(6)
Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32	.94		.91		3.86
Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23	.94		.92		3.96
Year ended 7/31/2005	17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02		1.01		3.80
Year ended 7/31/2004	15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10	1.04		1.04		3.69
Year ended 7/31/2003	14.47	.66	.96	1.62	(.67)	(.02)	(.69)	15.40	11.66	5	1.06		1.06		4.48
Class 529-F:
Six months ended 1/31/2008 (5)	$20.52	$.44	$(1.00)	$(.56)	$(.52)	$(.85)	$(1.37)	$18.59	(2.97)%	$22	.43%	(6)	.40%	(6)	4.28%	(6)
Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20	.44		.41		4.37
Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10	.44		.42		4.46
Year ended 7/31/2005	17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5	.70		.68		4.14
Year ended 7/31/2004	15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3	.79		.79		3.95
Period from 9/17/2002 to 7/31/2003	14.11	.60	1.24	1.84	(.51)	(.02)	(.53)	15.42	13.38	1	.81	(6)	.81	(6)	4.68	(6)
Class R-1:
Six months ended 1/31/2008 (5)	20.48	.34	(1.00)	(.66)	(.42)	(.85)	(1.27)	18.55	(3.46)	84	1.40	(6)	1.38	(6)	3.30	(6)
Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41
Year ended 7/31/2006	18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45		1.41		3.46
Year ended 7/31/2005	17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50		1.45		3.36
Year ended 7/31/2004	15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8	1.55		1.48		3.27
Year ended 7/31/2003	14.47	.60	.96	1.56	(.62)	(.02)	(.64)	15.39	11.19	2	1.92		1.50		4.02
Class R-2:
Six months ended 1/31/2008 (5)	20.42	.33	(.99)	(.66)	(.42)	(.85)	(1.27)	18.49	(3.47)	545	1.42	(6)	1.39	(6)	3.29	(6)
Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38
Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52		1.40		3.48
Year ended 7/31/2005	17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58		1.42		3.39
Year ended 7/31/2004	15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139	1.75		1.44		3.30
Year ended 7/31/2003	14.48	.59	.95	1.54	(.64)	(.02)	(.66)	15.36	11.12	52	1.81		1.46		4.02
Class R-3:
Six months ended 1/31/2008 (5)	20.50	.38	(.99)	(.61)	(.47)	(.85)	(1.32)	18.57	(3.23)	1,113	.94	(6)	.91	(6)	3.76	(6)
Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978	.94		.92		3.86
Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579	.96		.94		3.94
Year ended 7/31/2005	17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394	.97		.96		3.85
Year ended 7/31/2004	15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176	1.02		1.02		3.70
Year ended 7/31/2003	14.48	.65	.98	1.63	(.68)	(.02)	(.70)	15.41	11.68	56	1.12		1.08		4.42
Class R-4:
Six months ended 1/31/2008 (5)	20.53	.41	(1.00)	(.59)	(.50)	(.85)	(1.35)	18.59	(3.08)	592	.65	(6)	.63	(6)	4.04	(6)
Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451	.65		.63		4.15
Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255	.66		.64		4.22
Year ended 7/31/2005	17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120	.67		.65		4.17
Year ended 7/31/2004	15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30	.69		.69		4.05
Year ended 7/31/2003	14.49	.70	.98	1.68	(.72)	(.02)	(.74)	15.43	12.07	12	.72		.72		4.81
Class R-5:
Six months ended 1/31/2008 (5)	20.54	.44	(.99)	(.55)	(.53)	(.85)	(1.38)	18.61	(2.93)	510	.35	(6)	.32	(6)	4.33	(6)
Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350	.36		.33		4.42
Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168	.36		.34		4.56
Year ended 7/31/2005	17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81	.37		.35		4.45
Year ended 7/31/2004	15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57	.37		.37		4.35
Year ended 7/31/2003	14.49	.75	.98	1.73	(.76)	(.02)	(.78)	15.44	12.43	39	.40		.40		5.17

	Six months ended	Year ended July 31
	January 31, 2008 [5]	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	18%	32%	35%	24%	27%	28%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some  of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007, through January 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2007	Ending account value 1/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$969.67	$2.62	.53%
Class A -- assumed 5% return	1,000.00	1,022.47	2.69	.53
Class B -- actual return	1,000.00	965.79	6.37	1.29
Class B -- assumed 5% return	1,000.00	1,018.65	6.55	1.29
Class C -- actual return	1,000.00	965.51	6.62	1.34
Class C -- assumed 5% return	1,000.00	1,018.40	6.80	1.34
Class F -- actual return	1,000.00	968.93	2.82	.57
Class F -- assumed 5% return	1,000.00	1,022.27	2.90	.57
Class 529-A -- actual return	1,000.00	969.25	3.02	.61
Class 529-A -- assumed 5% return	1,000.00	1,022.07	3.10	.61
Class 529-B -- actual return	1,000.00	965.22	7.01	1.42
Class 529-B -- assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class 529-C -- actual return	1,000.00	964.78	6.96	1.41
Class 529-C -- assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class 529-E -- actual return	1,000.00	967.77	4.50	.91
Class 529-E -- assumed 5% return	1,000.00	1,020.56	4.62	.91
Class 529-F -- actual return	1,000.00	970.27	1.98	.40
Class 529-F -- assumed 5% return	1,000.00	1,023.13	2.03	.40
Class R-1 -- actual return	1,000.00	965.43	6.82	1.38
Class R-1 -- assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class R-2 -- actual return	1,000.00	965.31	6.87	1.39
Class R-2 -- assumed 5% return	1,000.00	1,018.15	7.05	1.39
Class R-3 -- actual return	1,000.00	967.72	4.50	.91
Class R-3 -- assumed 5% return	1,000.00	1,020.56	4.62	.91
Class R-4 -- actual return	1,000.00	969.16	3.12	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.97	3.20	.63
Class R-5 -- actual return	1,000.00	970.70	1.59	.32
Class R-5 -- assumed 5% return	1,000.00	1,023.53	1.63	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2008. The agreement was amended to add an additional advisory fee breakpoint at the fund’s net asset level of $89 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2007
(the most recent calendar quarter-end):
	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–1.75%	11.69%	9.19%
Not reflecting CDSC	3.01	11.94	9.19

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.02	11.87	8.32
Not reflecting CDSC	2.97	11.87	8.32

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	3.73	12.72	9.14

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–2.28	11.38	8.81
Not reflecting maximum sales charge	3.67	12.70	9.91

Class 529-B shares† — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–1.88	11.50	9.06
Not reflecting CDSC	2.87	11.76	9.17

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.92	11.77	9.18
Not reflecting CDSC	2.88	11.77	9.18

Class 529-E shares*† — first sold 2/25/02	3.34	12.33	9.54

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	3.90	12.76	12.66

*	These shares are sold without any initial or contingent deferred sales charge.
†	Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2008, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
>	The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds             Capital Research and Management          Capital International           Capital Guardian               Capital Bank and Trust

Lit No. MFGESR-906-0308P

Litho in USA BAG/CVB/8088-S10066

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

January 31, 2008		unaudited

		Market value
Common stocks — 62.70%	Shares	(000)

FINANCIALS — 12.36%
Wells Fargo & Co.	29,140,000	$991,051
Citigroup Inc.	31,685,000	894,151
Bank of America Corp.	17,046,550	756,015
Lloyds TSB Group PLC[1]	60,959,000	536,627
Fannie Mae	15,406,200	521,654
Washington Mutual, Inc.	24,300,000	484,056
U.S. Bancorp	11,541,400	391,831
Société Générale[1]	3,146,500	389,897
Equity Residential, shares of beneficial interest	10,092,800	377,572
PNC Financial Services Group, Inc.	4,660,000	305,789
Kimco Realty Corp.	7,967,866	285,329
Unibail-Rodamco, non-registered shares[1]	1,200,000	284,253
JPMorgan Chase & Co.	5,000,000	237,750
National City Corp.	12,857,749	228,739
Fifth Third Bancorp	7,500,000	203,250
SunTrust Banks, Inc.	2,800,000	193,060
St. George Bank Ltd.[1]	7,330,432	186,142
iStar Financial, Inc.[2]	6,919,750	184,619
Fidelity National Financial, Inc.	9,110,250	179,381
ING Groep NV, depository receipts[1]	5,376,202	174,804
Boston Properties, Inc.	1,800,000	165,456
AMP Ltd.[1]	20,680,000	158,532
Developers Diversified Realty Corp.	3,755,000	154,518
AMB Property Corp.	2,950,000	149,270
Banco Itaú Holding Financeira SA, preferred nominative	6,545,000	147,211
CapitalSource Inc.	8,828,441	144,875
American Capital Strategies, Ltd.	4,020,000	141,383
Hospitality Properties Trust	4,100,000	139,195
Arthur J. Gallagher & Co.[2]	5,403,700	137,308
Insurance Australia Group Ltd.[1]	38,472,784	130,578
Banco Santander, SA1	6,030,828	105,650
Allied Capital Corp.	4,629,520	102,451
Wachovia Corp.	2,600,000	101,218
DnB NOR ASA[1]	7,500,000	97,833
HRPT Properties Trust	10,749,400	85,458
Popular, Inc.	5,826,395	78,773
Unibanco-União de Bancos Brasileiros SA, units (GDR)	599,000	78,349
HCP, Inc.	2,442,300	74,270
Boardwalk REIT	1,793,200	71,088
Itaúsa — Investimentos Itaú SA, preferred nominative	9,967,138	57,449
Standard Bank Group Ltd.[1]	4,660,000	55,931
Singapore Exchange Ltd.[1]	7,600,000	53,239
XL Capital Ltd., Class A	1,175,000	52,875
First Midwest Bancorp, Inc.	1,500,000	46,800
Cousins Properties Inc.	666,525	17,730
Sunstone Hotel Investors, Inc.	500,000	8,320
		10,361,730

TELECOMMUNICATION SERVICES — 9.39%
AT&T Inc.	62,127,371	2,391,283
Verizon Communications Inc.	40,189,000	1,560,941
Koninklijke KPN NV1	56,820,000	1,029,987
Vodafone Group PLC[1]	293,165,000	1,028,697
France Télécom SA1	13,364,947	471,434
Telekomunikacja Polska SA1	31,055,000	297,553
Telstra Corp. Ltd., installment receipts[1]	95,368,954	242,568
Telstra Corp. Ltd.[1]	7,500,000	29,527
Chunghwa Telecom Co., Ltd. (ADR)	7,749,450	162,971
Chunghwa Telecom Co., Ltd.[1]	43,659,060	93,834
Bell Aliant Regional Communications Income Fund[2]	6,405,000	180,199
SunCom Wireless Holdings, Inc., Class A2,3,4	4,732,277	126,399
StarHub Ltd[1]	45,306,250	94,956
Singapore Telecommunications Ltd.[1]	30,000,000	77,971
SK Telecom Co., Ltd. (ADR)	2,775,000	68,903
Sprint Nextel Corp., Series 1	760,501	8,008
Embarq Corp.	38,025	1,723
American Tower Corp., Class A4	42,271	1,586
XO Holdings, Inc.[4]	9,158	18
		7,868,558

UTILITIES — 7.14%
E.ON AG1	4,175,000	766,578
SUEZ SA1	9,323,500	569,399
RWE AG1	4,070,000	498,492
Entergy Corp.	4,378,005	473,612
Duke Energy Corp.	20,080,000	374,693
Exelon Corp.	4,300,000	327,617
Ameren Corp.	7,000,000	313,670
Enel SpA[1]	26,418,000	294,303
DTE Energy Co.	6,500,000	277,225
Southern Co.	6,880,000	250,088
Public Service Enterprise Group Inc.	2,417,000	232,032
Equitable Resources, Inc.	4,050,000	225,787
Hongkong Electric Holdings Ltd.[1]	37,986,000	216,872
American Electric Power Co., Inc.	4,250,000	182,028
Consolidated Edison, Inc.	3,880,000	169,090
FirstEnergy Corp.	2,240,000	159,533
NiSource Inc.	5,804,600	110,229
Progress Energy, Inc.	2,314,900	104,564
PPL Corp.	2,000,000	97,840
CLP Holdings Ltd.[1]	9,250,000	73,798
MDU Resources Group, Inc.	2,655,000	68,818
Dominion Resources, Inc.	1,000,000	43,000
Ratchaburi Electricity Generating Holding PCL[1]	31,800,000	41,809
Electricity Generating PCL[1]	10,695,972	32,014
Electricity Generating PCL, nonvoting depositary receipt[1]	1,366,500	4,090
Northeast Utilities	1,214,500	33,666
Xcel Energy Inc.	1,500,000	31,185
Glow Energy PCL[1]	14,640,000	14,778
		5,986,810

INDUSTRIALS — 6.28%
General Electric Co.	45,885,000	$1,624,788
Waste Management, Inc.	14,950,000	484,978
Emerson Electric Co.	9,370,000	476,371
Deutsche Post AG1	12,271,400	398,271
Schneider Electric SA1	3,081,038	356,861
Sandvik AB1	23,580,000	339,587
Atlas Copco AB, Class A1	20,350,000	291,379
Masco Corp.	10,253,200	235,106
R.R. Donnelley & Sons Co.	5,245,400	183,012
Cooper Industries, Ltd., Class A	3,800,000	169,252
Macquarie Korea Infrastructure Fund[1,2]	21,023,070	153,815
Hubbell Inc., Class B	3,213,100	153,200
PACCAR Inc	2,708,550	127,085
Brambles Ltd.[1]	9,053,000	88,063
Avery Dennison Corp.	1,498,182	77,636
SembCorp Industries Ltd[1]	16,689,500	54,997
Singapore Technologies Engineering Ltd.[1]	15,281,000	36,434
Bidvest Group Ltd.[1]	740,000	10,104
UAL Corp.	59,995	2,277
		5,263,216

CONSUMER STAPLES — 5.65%
H.J. Heinz Co.[2]	20,596,700	876,596
Altria Group, Inc.	10,530,000	798,385
Kraft Foods Inc., Class A	23,426,892	685,471
Coca-Cola Co.	10,775,000	637,557
Diageo PLC[1]	17,950,000	361,066
Unilever NV (New York registered)	4,551,750	148,023
Unilever NV, depository receipts[1]	3,855,000	125,278
General Mills, Inc.	4,341,800	237,106
Kimberly-Clark Corp.	3,450,000	226,492
ConAgra Foods, Inc.	9,962,600	214,495
UST Inc.	2,000,000	103,920
Goodman Fielder Ltd.[1,2]	67,000,000	102,490
SABMiller PLC[1]	4,311,000	93,164
Reynolds American Inc.	1,212,432	76,783
Woolworths Ltd.[1]	1,750,000	45,685
		4,732,511

ENERGY — 4.71%
Chevron Corp.	22,675,000	1,916,038
TOTAL SA (ADR)	3,640,000	264,919
TOTAL SA1	3,390,000	245,581
Royal Dutch Shell PLC, Class A (ADR)	4,087,200	291,867
Royal Dutch Shell PLC, Class B1	3,297,147	114,047
Royal Dutch Shell PLC, Class B (ADR)	598,199	41,365
Marathon Oil Corp.	7,790,000	364,962
Spectra Energy Corp	13,721,414	313,397
Occidental Petroleum Corp.	3,000,000	203,610
Exxon Mobil Corp.	1,385,000	119,664
Banpu PCL[1]	3,177,100	41,939
Centennial Coal Co. Ltd.[1]	8,916,417	28,451
		3,945,840

HEALTH CARE — 4.41%
Bristol-Myers Squibb Co.	45,465,500	1,054,345
Merck & Co., Inc.	22,275,000	1,030,887
Eli Lilly and Co.	14,715,000	758,117
Pfizer Inc	24,050,000	562,529
Abbott Laboratories	3,500,000	197,050
Brookdale Senior Living Inc.	4,011,300	89,532
Clarent Hospital Corp.[1,2,4]	484,684	97
		3,692,557

CONSUMER DISCRETIONARY — 3.66%
McDonald’s Corp.	13,600,300	728,296
Esprit Holdings Ltd.[1]	40,949,000	532,659
Carnival Corp., units	8,150,000	362,594
Vivendi SA1	5,680,000	228,279
General Motors Corp.	7,442,559	210,699
CBS Corp., Class B	7,000,000	176,330
VF Corp.	2,040,000	157,835
Leggett & Platt, Inc.	6,500,000	123,630
DSG International PLC[1]	74,250,000	112,523
Kesa Electricals PLC[1]	16,003,258	76,953
Regal Entertainment Group, Class A	4,022,000	74,568
Polaris Industries Inc.	1,707,000	74,152
H & M Hennes & Mauritz AB, Class B1	1,300,000	70,387
Idearc Inc.	3,292,500	53,536
Kingfisher PLC[1]	12,121,628	35,449
Marks and Spencer Group PLC[1]	3,195,000	28,189
Macquarie Media Group[1]	6,055,676	20,611
		3,066,690

MATERIALS — 3.64%
Weyerhaeuser Co.[2]	10,728,000	726,500
E.I. du Pont de Nemours and Co.	14,869,200	671,790
International Paper Co.	16,023,820	516,768
Dow Chemical Co.	8,980,000	347,167
MeadWestvaco Corp.[2]	11,500,696	322,020
PPG Industries, Inc.	2,185,000	144,407
RPM International, Inc.	5,385,000	116,531
Alcoa Inc.	3,036,400	100,505
UPM-Kymmene Oyj[1]	4,100,000	77,522
Freeport-McMoRan Copper & Gold Inc.	300,000	26,709
		3,049,919

INFORMATION TECHNOLOGY — 1.23%
Microchip Technology Inc.[2]	14,128,000	450,825
Microsoft Corp.	6,600,000	215,160
Lite-On Technology Corp.[1]	107,917,127	161,628
Acer Inc.[1]	75,363,750	119,167
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,500,000	51,040
Quanta Computer Inc.[1]	23,460,000	27,580
Micron Technology, Inc.[4,5]	339,328	2,385
ZiLOG, Inc.[4]	455,000	1,656
		1,029,441

MISCELLANEOUS — 4.23%
Other common stocks in initial period of acquisition		3,548,772

Total common stocks (cost: $45,991,830,000)		52,546,044

		unaudited

		Market value
Preferred stocks — 1.24%	Shares	(000)

FINANCIALS — 0.90%
SB Treasury Co. LLC, Series A, 9.40% noncumulative[5,6]	114,214,000	$ 116,464
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	31,750,000	29,524
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[5,6]	65,750,000	66,572
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[5,6]	31,300,000	31,687
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	68,580,000	65,490
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[5,6]	11,185,000	11,363
Vornado Realty Trust, Series I, 6.625%	3,380,000	75,577
Fannie Mae, Series O, 7.00%[5,6]	1,475,000	73,475
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up5,6	25,000,000	27,386
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	10,000,000	12,911
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	45,950,000	36,975
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,524,000	34,100
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	36,590,000	33,909
Public Storage, Inc., Series F, 6.45%	1,000,000	22,210
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	10,020
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[5]	2,948,000	23,584
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	520,000	12,802
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[5,6]	13,000,000	12,360
XL Capital Ltd., Series E, 6.50%[6]	14,750,000	11,668
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[6]	10,000,000	9,390
BNP Paribas Capital Trust 9.003% noncumulative trust[5,6]	8,000,000	8,673
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	7,800
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,5,6]	9,000,000	7,290
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[5,6]	6,500,000	7,054
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[5,6]	3,925,000	3,899
		752,183

MISCELLANEOUS — 0.34%
Other preferred stocks in initial period of acquisition		286,668

Total preferred stocks (cost: $1,101,677,000)		1,038,851

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[4]	18,316	3
XO Holdings, Inc., Series C, warrants, expire 2010[4]	13,738	1
XO Holdings, Inc., Series B, warrants, expire 2010[4]	13,738	0
Allegiance Telecom, Inc., warrants, expire 2008[1,4,5]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[1,4,5]	15,000	0

Total warrants (cost: $816,000)		4

	Shares or
Convertible securities — 2.85%	principal amount

FINANCIALS — 0.75%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[1,3,4]	3,570,000	192,959
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,738	140,778
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[5,6]	$140,000,000	128,436
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	4,000,000 units	116,520
XL Capital Ltd. 7.00% convertible preferred 2009	2,810,000 units	48,163
		626,856

		unaudited

	Shares or	Market value
Convertible securities	principal amount	(000)

HEALTH CARE — 0.58%
Schering-Plough Corp., 6.00% convertible preferred 2010	925,000	$ 177,221
Mylan Inc. 6.50% convertible preferred 2010	138,000	145,900
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	47,946
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	73,744
Teva Pharmaceutical Industries Ltd., Series D, 1.75% convertible debenture 2026	$20,000,000	23,100
Incyte Corp. 3.50% convertible notes 2011[5]	$15,000,000	17,063
		484,974

MATERIALS — 0.46%
Cia. Vale do Rio Doce, Class A, 5.50 % convertible preferred 2010	800,000	48,000
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	156,695
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	25,000	48,825
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	1,000,000	132,800
		386,320

INDUSTRIALS — 0.19%
UAL Corp. 4.50% convertible notes 2021[5]	$72,600,000	94,721
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	61,920
		156,641

UTILITIES — 0.18%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	80,675
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	67,328
AES Trust VII 6.00% convertible preferred 2008	125,000	6,250
		154,253

TELECOMMUNICATION SERVICES — 0.14%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	119,875

INFORMATION TECHNOLOGY — 0.14%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	67,569
Nortel Networks Corp. 4.25% convertible notes 2008[5]	$14,999,000	14,868
Nortel Networks Corp. 4.25% convertible notes 2008	$30,000,000	29,738
Fairchild Semiconductor Corp. 5.00% convertible notes 2008[1]	$2,500,000	2,500
		114,675

ENERGY — 0.12%
El Paso Corp. 4.99% convertible preferred[5]	75,000	102,700

CONSUMER DISCRETIONARY — 0.11%
Ford Motor Co. 4.25% convertible notes 2036	$50,000,000	50,188
Amazon.com, Inc. 4.75% convertible debentures 2009	$36,967,000	41,680
		91,868

CONSUMER STAPLES — 0.08%
Bunge Ltd. 4.875% convertible preferred	500,000	71,324

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		81,750

Total convertible securities (cost: $2,218,084,000)		2,391,236

		unaudited

	Principal amount	Market value
Bonds & notes — 26.15%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 4.73%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$ 36,750	$ 40,153
Fannie Mae 9.00% 2010	83	85
Fannie Mae 4.89% 2012	10,000	10,253
Fannie Mae 4.00% 2015	5,668	5,707
Fannie Mae 7.00% 2016	186	198
Fannie Mae 5.00% 2018	14,850	15,094
Fannie Mae 5.50% 2018	12,554	12,906
Fannie Mae 10.00% 2018	243	282
Fannie Mae 5.50% 2020	34,246	35,130
Fannie Mae 6.00% 2021	1,638	1,695
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	24,362	24,280
Fannie Mae 9.50% 2022	248	283
Fannie Mae 7.50% 2023	56	61
Fannie Mae 7.50% 2023	12	13
Fannie Mae 10.00% 2025	161	187
Fannie Mae, Series 2001-4, Class GA, 10.242% 2025[6]	892	1,019
Fannie Mae, Series 2001-4, Class NA, 11.895% 2025[6]	77	87
Fannie Mae 6.00% 2026	19,923	20,556
Fannie Mae 6.00% 2027	73,046	75,184
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	767	828
Fannie Mae 7.50% 2031	325	357
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[6]	736	831
Fannie Mae 5.50% 2033	60,041	60,991
Fannie Mae 4.554% 2035[6]	5,873	5,971
Fannie Mae 5.50% 2035	27,308	27,706
Fannie Mae 5.50% 2035	16,264	16,490
Fannie Mae 5.50% 2035	7,357	7,464
Fannie Mae 6.50% 2035	495	517
Fannie Mae 7.00% 2035	7,642	8,054
Fannie Mae 5.50% 2036	3,758	3,809
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,609	8,906
Fannie Mae 6.50% 2036	18,807	19,427
Fannie Mae 5.50% 2037	104,756	106,184
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	25,178	25,745
Fannie Mae 5.50% 2037	19,038	19,297
Fannie Mae 5.612% 2037[6]	16,954	17,460
Fannie Mae 5.695% 2037[6]	19,569	20,075
Fannie Mae 6.00% 2037	29,398	30,173
Fannie Mae 6.00% 2037	26,944	27,655
Fannie Mae 6.00% 2037[1]	21,637	22,055
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	19,099	19,835
Fannie Mae 6.00% 2037	17,936	18,409
Fannie Mae 6.00% 2037	10,821	11,107
Fannie Mae 6.00% 2037	2,483	2,536
Fannie Mae 6.50% 2037	60,491	62,486
Fannie Mae 6.50% 2037	19,441	20,210
Fannie Mae 6.50% 2037[1]	14,973	15,422
Fannie Mae 6.50% 2037	14,311	14,783
Fannie Mae 6.50% 2037	7,875	8,130
Fannie Mae 6.50% 2037	6,860	7,131
Fannie Mae 6.50% 2037	4,358	4,530
Fannie Mae 6.808% 2037[6]	1,858	1,920
Fannie Mae 7.00% 2037	42,251	44,188
Fannie Mae 7.00% 2037	37,127	39,131
Fannie Mae 7.00% 2037	16,011	16,891
Fannie Mae 7.00% 2037	15,784	16,488
Fannie Mae 7.00% 2037	12,148	$12,705
Fannie Mae 7.00% 2037	12,105	12,660
Fannie Mae 7.00% 2037	10,617	11,200
Fannie Mae 7.00% 2037	9,134	9,553
Fannie Mae 7.00% 2037[1]	4,850	5,059
Fannie Mae 7.00% 2037[1]	4,129	4,308
Fannie Mae 7.00% 2037	1,869	1,954
Fannie Mae 7.00% 2037	1,370	1,444
Fannie Mae 7.50% 2037	25,288	26,709
Fannie Mae 7.50% 2037	5,213	5,506
Fannie Mae 7.50% 2037	3,730	3,939
Fannie Mae 7.50% 2037	1,601	1,691
Fannie Mae 7.50% 2037[1]	1,594	1,674
Fannie Mae 7.50% 2037[1]	747	784
Fannie Mae 8.00% 2037	2,035	2,105
Fannie Mae 8.00% 2037	1,486	1,537
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,494	1,636
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,033	1,098
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,650	1,782
Fannie Mae 6.50% 2047	6,992	7,192
Fannie Mae 6.50% 2047	6,286	6,465
Fannie Mae 6.50% 2047	5,950	6,120
Fannie Mae 6.50% 2047	5,435	5,590
Fannie Mae 6.50% 2047	4,360	4,484
Fannie Mae 6.50% 2047	2,638	2,713
Fannie Mae 6.50% 2047	1,418	1,458
Fannie Mae 6.50% 2047	1,043	1,073
Fannie Mae 7.00% 2047	6,322	6,584
Fannie Mae 7.00% 2047	4,004	4,170
Fannie Mae 7.00% 2047	3,579	3,728
Fannie Mae 7.00% 2047	3,172	3,303
Fannie Mae 7.00% 2047	1,929	2,009
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,212	7,231
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	100,215	99,798
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	19,473	19,309
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	14,614	13,732
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	6,822	6,822
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	6,652	6,697
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	6,780	6,573
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.662% 2035[6]	4,730	4,477
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	13,475	13,254
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	9,152	8,995
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,330	4,319
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,087	8,079
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[1,6]	20,000	17,154
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	13,918	13,964
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	4,948	4,938
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037[1]	26,798	26,809
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	16,581	16,101
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.878% 2047[6]	32,303	29,843
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.963% 2047[6]	17,719	16,207
Freddie Mac, Series SF02, Class GC, 2.64% 2009	128	128
Freddie Mac 8.50% 2009	21	21
Freddie Mac 8.50% 2010	36	38
Freddie Mac 5.00% 2018	9,144	9,292
Freddie Mac 5.50% 2018	4,526	4,649
Freddie Mac 11.00% 2018	201	230
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	24,516
Freddie Mac 5.50% 2019	12,399	12,728
Freddie Mac, Series 178, Class Z, 9.25% 2021	82	82
Freddie Mac, Series 2289, Class NB, 11.46% 2022[6]	180	208
Freddie Mac 6.00% 2026	5,521	5,699
Freddie Mac 6.00% 2027	9,174	9,447
Freddie Mac 4.643% 2035[6]	7,710	7,842
Freddie Mac 5.00% 2035	12,804	12,752
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,018	6,218
Freddie Mac 5.00% 2036	10,912	10,862
Freddie Mac, Series 3257, Class PA, 5.50% 2036	24,148	24,931
Freddie Mac 7.00% 2036	1,690	1,768
Freddie Mac 5.00% 2037	3,390	3,374
Freddie Mac 5.438% 2037[6]	12,000	12,209
Freddie Mac, Series 3286, Class JN, 5.50% 2037	32,511	33,241
Freddie Mac, Series 3312, Class PA, 5.50% 2037	24,782	25,339
Freddie Mac, Series 3318, Class JT, 5.50% 2037	18,038	18,434
Freddie Mac 6.00% 2037	47,412	48,625
Freddie Mac, Series 3271, Class OA, 6.00% 2037	23,790	25,082
Freddie Mac 6.50% 2037	9,656	10,035
Freddie Mac 5.932% 2038[6]	7,252	7,371
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	60,567	60,354
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	37,998	37,863
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	13,622	13,576
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.694% 2033[6]	411	408
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.825% 2037[6]	47,010	47,049
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.877% 2037[6]	19,637	19,953
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[6]	39,400	39,431
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 3.636% 2045[6]	11,597	10,908
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	6,168	6,114
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	3,237	3,222
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	337	337
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035[1]	6,687	6,586
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[1]	4,375	4,622
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,342	5,383
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,012	10,414
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1,5]	19,715	14,941
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	10,000	9,845
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037[1]	10,000	10,014
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	23,283	21,466
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,183
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[1]	20,261	20,198
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[6]	8,000	7,966
CS First Boston Mortgage Securities Corp., Series 2007-7, Class 1-A-2, 6.50% 2038[1]	5,667	5,225
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[6]	3,050	3,046
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1,6]	10,900	11,039
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,863	12,802
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,472	10,422
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[1]	7,443	7,175
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	11,764	11,636
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	93
Residential Accredit Loans, Inc., Series 2005-QS10, Class I-A, 6.00% 2035	8,560	8,467
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	58,036	58,851
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	15,440	15,734
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[1]	16,973	16,846
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	13,620
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.088% 2037[6]	16,814	17,057
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	33,915	34,137
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	46,848	47,507
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	23,491	24,101
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	6,418	6,361
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.837% 2033[6]	1,089	1,079
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.636% 2034[6]	4,016	4,009
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.616% 2035[1,6]	6,685	6,224
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.219% 2037[6]	20,330	20,495
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.951% 2047[6]	42,812	43,565
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.105% 2047[1,6]	23,790	23,784
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	4,120	4,092
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,959	1,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	14,012
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,837	1,820
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,497
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	3,155	3,135
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[6]	3,840	3,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[6]	27,700	28,861
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,881
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,5]	7,250	7,144
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,5]	20,000	19,330
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	37,375	34,691
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,5]	20,500	18,401
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,5]	5,550	4,965
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	16,002	15,772
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class I-A-1, 4.75% 2018	7,696	7,628
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	22,916	22,585
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	12,982	12,932
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,816	6,833
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.655% 2036[6]	15,288	15,384
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	10,000	9,988
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	37,750	37,489
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1,5]	9,000	8,526
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,5]	16,575	15,763
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,5]	1,250	1,176
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.845% 2036[6]	30,583	30,699
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.368% 2036[1,6]	43,960	40,883
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	10,000	10,119
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,5]	7,000	6,986
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	12,000	12,064
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[1,5]	5,000	4,765
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,5]	18,000	16,965
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,5]	17,000	15,873
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,5]	1,670	1,573
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	966	969
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,643
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,975
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	5,000	4,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[6]	22,000	21,479
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,706
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	20,852	20,782
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	42,709	42,388
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,5]	12,000	12,152
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,5]	11,100	11,238
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[5]	8,000	8,049
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	29,000	28,539
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	9,431	9,487
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.902% 2037[6]	27,031	27,533
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	21,108	21,556
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,376	1,384
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	12,468	12,503
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	26,346	26,347
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,531
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1,6]	13,000	13,396
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[6]	17,000	16,947
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.512% 2045[1,6]	1,650	1,664
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	21,752	21,673
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	15,086	15,037
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[6]	9,219	8,917
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	11,688	11,486
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.005% 2036[6]	1,020	1,024
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[6]	14,460	13,553
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	31,485	31,406
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	2,489	2,510
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	32,140	31,856
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	6,562	6,547
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.215% 2036[1,6]	24,437	24,131
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.924% 2036[1,6]	12,144	12,011
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.959% 2037[6]	11,652	11,744
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[6]	6,797	6,903
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 3.636% 2035[6]	10,316	9,738
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	6,884	6,933
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	10,278	10,544
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,764	9,091
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[6]	17,730	17,499
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	20,984	22,376
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	17,592	17,364
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,404	4,430
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.964% 2034[6]	2,017	2,022
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1,6]	20,000	19,025
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	20,749	20,412
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.507% 2027[5,6]	263	263
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.746% 2027[5,6]	215	215
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	20,340
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.323% 2030[6]	20,000	20,245
Bank of America 5.50% 2012[5]	17,500	18,768
Nationwide Building Society, Series 2007-2, 5.50% 2012[5]	17,500	18,746
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.496% 2046[6]	19,402	18,614
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[6]	17,875	17,754
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,058	8,192
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	6,168	6,149
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	3,296	3,294
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	17,360	17,395
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,576
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	7,136
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.243% 2031[5,6]	70,237	1,089
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,349	4,298
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,972
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,208	12,769
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[5]	10,990	11,642
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	10,114	10,439
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.909% 2036[1,6]	11,479	10,331
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	10,000	9,911
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,5,6]	10,000	9,887
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.638% 2036[6]	8,093	8,139
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	1,488	1,489
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,964	6,258
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[1]	1,207	1,218
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,832	5,745
Banc of America Alternative Loan Trust, Series 2003-11, Class 5-A-1, 5.50% 2019	6,563	6,595
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,991	5,959
Government National Mortgage Assn. 9.50% 2009	130	134
Government National Mortgage Assn. 9.00% 2016	39	45
Government National Mortgage Assn. 8.50% 2017	9	10
Government National Mortgage Assn. 8.50% 2017	4	4
Government National Mortgage Assn. 10.00% 2020	854	1,012
Government National Mortgage Assn. 8.50% 2021	197	223
Government National Mortgage Assn. 8.50% 2021	34	38
Government National Mortgage Assn. 8.50% 2021	6	7
Government National Mortgage Assn. 9.50% 2021	100	117
Government National Mortgage Assn. 10.00% 2021	1,223	1,450
Government National Mortgage Assn. 10.00% 2025	1,152	1,356
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 4.734% 2045[6]	3,548	3,411
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	629	630
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	602	603
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	314	313
		3,963,897

FINANCIALS — 4.68%
Residential Capital, LLC 5.646% 2008[6]	5,250	4,515
General Motors Acceptance Corp. 6.034% 2008[6]	3,700	3,599
Residential Capital Corp. 7.782% 2008[6]	10,000	7,750
Residential Capital Corp. 6.598% 2009[6]	20,000	13,800
Residential Capital Corp. 7.328% 2009[5,6]	15,000	7,350
Residential Capital Corp. 7.875% 2010[6]	68,160	44,645
General Motors Acceptance Corp. 6.875% 2011	92,370	80,819
General Motors Acceptance Corp. 7.25% 2011	104,920	94,855
General Motors Acceptance Corp. 6.875% 2012	19,530	16,597
General Motors Acceptance Corp. 7.00% 2012	43,455	37,727
Residential Capital, LLC 8.00% 2012[6]	14,595	9,195
General Motors Acceptance Corp. 6.75% 2014	9,480	7,822
General Motors Acceptance Corp. 7.324% 2014[6]	37,000	29,077
Washington Mutual Bank, FA 6.875% 2011	750	716
Washington Mutual, Inc. 5.00% 2012	9,150	8,072
Washington Mutual, Inc. 5.184% 2012[6]	16,000	14,159
Washington Mutual Bank 5.369% 2013[6]	10,000	8,659
Washington Mutual, Inc. 4.625% 2014	5,000	3,965
Washington Mutual Bank, FA 5.65% 2014	11,126	9,819
Washington Mutual Bank, FA, Series 16, 5.125% 2015	28,925	25,265
Washington Mutual, Inc. 5.25% 2017	1,040	865
Washington Mutual, Inc. 7.25% 2017	2,000	1,747
Washington Mutual, Inc. 6.75% 2036[1]	864	734
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[5,6]	72,100	48,951
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[5,6]	17,100	11,903
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	26,200	17,963
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[5,6]	80,700	74,358
Ford Motor Credit Co. 5.625% 2008	5,615	5,540
Ford Motor Credit Co. 5.80% 2009	4,000	3,892
Ford Motor Credit Co. 7.875% 2010	7,000	6,593
Ford Motor Credit Co. 9.75% 2010[6]	81,750	79,005
Ford Motor Credit Co. 7.25% 2011	4,450	3,954
Ford Motor Credit Co. 7.375% 2011	1,800	1,645
Ford Motor Credit Co. 9.875% 2011	7,500	7,201
Ford Motor Credit Co. 7.127% 2012[6]	73,405	61,885
Ford Motor Credit Co. 7.80% 2012	3,500	3,103
Ford Motor Credit Co. 8.00% 2016	9,000	7,568
Realogy Corp., Term Loan B, 7.505% 2013[6,7]	16,866	14,213
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[6,7]	5,820	4,905
Realogy Corp. 10.50% 2014[5]	97,320	70,070
Realogy Corp. 11.00% 2014[5,8]	18,000	12,060
Realogy Corp. 12.375% 2015[5]	11,125	6,675
International Lease Finance Corp. 5.00% 2010	5,555	5,673
International Lease Finance Corp. 5.00% 2012	5,000	5,060
International Lease Finance Corp., Series R, 5.40% 2012	10,000	10,320
American General Finance Corp., Series I, 5.40% 2015	17,250	16,303
American General Finance Corp., Series J, 6.50% 2017	14,000	13,985
American General Finance Corp., Series J, 6.90% 2017	22,500	23,078
ILFC E-Capital Trust I 5.90% 2065[5,6]	10,000	9,220
ILFC E-Capital Trust II 6.25% 2065[5,6]	18,790	18,098
American International Group, Inc., Series A-1, 6.25% 2087[6]	4,775	4,185
Bank of America Corp. 4.25% 2010	6,000	6,106
Bank of America Corp. 5.375% 2012	4,000	4,172
MBNA Global Capital Funding, Series B, 5.711% 2027[6]	35,000	29,498
Bank of America Corp. 6.50% 2037	8,300	8,504
Bank of America Corp., Series K, 8.00% (undated)[6]	47,000	48,905
Barclays Bank PLC 5.926% (undated)[5,6]	6,525	6,083
Barclays Bank PLC 7.434% (undated)[5,6]	86,480	90,613
Countrywide Home Loans, Inc., Series L, 3.25% 2008	19,250	18,608
Countrywide Home Loans, Inc., Series M, 4.125% 2009	32,195	28,718
Countrywide Home Loans, Inc., Series K, 5.625% 2009	8,500	7,811
Countrywide Home Loans, Inc., Series H, 6.25% 2009	3,260	3,029
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,375
Countrywide Financial Corp., Series B, 5.315% 2012[1,6]	11,250	9,309
Countrywide Financial Corp., Series B, 5.80% 2012	23,885	21,273
Citigroup Inc. 5.125% 2011	12,500	12,825
Citigroup Inc. 6.125% 2017	8,000	8,451
Citigroup Capital XXI 8.30% 2057[6]	63,050	68,168
CIT Group Inc. 6.875% 2009	15,000	15,030
CIT Group Inc. 7.625% 2012	33,675	33,238
CIT Group Inc. 5.65% 2017	8,019	6,660
CIT Group Inc. 5.80% 2036	12,500	10,622
CIT Group Inc. 6.00% 2036	10,121	7,602
CIT Group Inc. 6.10% 2067[6]	13,890	9,900
Standard Chartered Bank 6.40% 2017[5]	44,950	47,048
Standard Chartered Bank 3.856% Eurodollar note (undated)[6]	15,000	10,200
Standard Chartered PLC 6.409% (undated)[5,6]	25,500	22,992
Rouse Co. 3.625% 2009	32,561	31,050
Rouse Co. 7.20% 2012	36,789	35,774
Rouse Co. 6.75% 2013[5]	12,150	11,571
Household Finance Corp. 4.125% 2009	10,000	10,010
HSBC Finance Corp. 4.625% 2010	14,000	14,243
HSBC Holdings PLC 6.50% 2037	50,100	49,223
Midland Bank 5.00% Eurodollar note (undated)[1,6]	5,000	3,750
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	9,700	10,104
Merrill Lynch & Co., Inc. 5.45% 2013	31,200	31,282
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	22,200	22,844
Merrill Lynch & Co., Inc. 6.11% 2037	11,300	9,840
HSBK (Europe) BV 7.75% 2013	10,275	9,941
HSBK (Europe) BV 7.75% 2013[5]	2,165	2,095
HSBK (Europe) BV 7.25% 2017[5]	65,640	57,520
HSBK (Europe) BV 7.25% 2017	3,125	2,738
E*TRADE Financial Corp. 8.00% 2011	46,350	40,093
E*TRADE Financial Corp. 7.375% 2013	16,125	12,376
E*TRADE Financial Corp. 7.875% 2015	24,700	18,834
J.P. Morgan Chase & Co. 4.891% 2015[6]	10,000	9,377
JPMorgan Chase Bank NA 6.00% 2017	10,000	10,445
JPMorgan Chase & Co. 6.00% 2018	6,500	6,758
JPMorgan Chase Capital XXI, Series U, 5.844% 2037[6]	12,500	9,333
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	8,350	7,916
JPMorgan Chase Capital XX, Series T, 6.55% 2066	24,040	22,080
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	5,100	4,930
TuranAlem Finance BV 8.00% 2014	6,005	5,269
TuranAlem Finance BV 8.50% 2015	22,485	20,041
TuranAlem Finance BV 8.50% 2015[5]	10,000	8,913
TuranAlem Finance BV 8.25% 2037[5]	35,000	30,712
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385	4,725
Capmark Financial Group, Inc. 5.529% 2010[5,6]	41,255	32,225
Capmark Financial Group, Inc. 5.875% 2012[5]	22,260	16,299
Capmark Financial Group, Inc. 6.30% 2017[1,5]	21,435	15,004
Wachovia Bank NA 6.60% 2038	62,375	62,157
Lehman Brothers Holdings Inc., Series I, 4.171% 2011[6]	985	936
Lehman Brothers Holdings Inc., Series I, 4.607% 2012[6]	1,320	1,232
Lehman Brothers Holdings Inc. 6.50% 2017	15,800	16,176
Lehman Brothers Holdings Inc. 6.75% 2017	26,200	27,209
Lehman Brothers Holdings Inc. 6.875% 2037	10,000	9,760
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[6]	6,415	4,960
Simon Property Group, LP 4.875% 2010	11,375	11,443
Simon Property Group, LP 5.375% 2011	32,700	32,430
Simon Property Group, LP 6.35% 2012	5,000	5,132
Simon Property Group, LP 5.25% 2016	5,000	4,666
Simon Property Group, LP 5.875% 2017	5,825	5,485
UniCredito Italiano SpA 5.584% 2017[5,6]	32,750	33,446
UniCredito Italiano SpA 6.00% 2017[5]	25,300	25,649
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	54,975	55,085
Fifth Third Capital Trust IV 6.50% 2067[6]	59,500	51,623
Santander Issuances, SA Unipersonal 5.286% 2016[5,6]	17,200	16,264
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	15,700	16,169
Santander Perpetual, SA Unipersonal 6.671% (undated)[5,6]	12,900	13,093
Abbey National PLC 6.70% (undated)[6]	3,635	3,580
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,015
Host Marriott, LP, Series K, 7.125% 2013	10,000	9,950
Host Hotels & Resorts, LP, Series S, 6.875% 2014	10,500	10,369
UnumProvident Corp. 5.859% 2009	11,500	11,815
UnumProvident Finance Co. PLC 6.85% 2015[5]	33,500	35,435
Capital One Bank 4.875% 2008	20,000	19,959
Capital One Financial Corp. 6.25% 2013	20,000	19,036
Capital One Capital III 7.686% 2036[6]	10,000	7,587
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	13,800	12,429
PNC Funding Corp., Series I, 6.517% (undated)[5,6]	35,400	32,599
Charles Schwab Corp., Series A, 6.375% 2017	16,200	16,780
Schwab Capital Trust I 7.50% 2037[6]	24,900	25,659
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	44,400	42,048
iStar Financial, Inc. 7.00% 2008[2]	6,525	6,530
iStar Financial, Inc., Series B, 4.875% 2009[2]	5,000	4,897
iStar Financial, Inc. 5.375% 2010[2]	10,925	10,157
iStar Financial, Inc. 6.00% 2010[2]	3,750	3,340
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	8,896
iStar Financial, Inc. 5.80% 2011[2]	5,000	4,470
iStar Financial, Inc. 6.05% 2015[2]	4,285	3,683
Liberty Mutual Group Inc. 6.50% 2035[5]	21,275	19,520
Liberty Mutual Group Inc. 7.50% 2036[5]	5,655	5,573
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	15,000	13,184
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	6,000	5,678
ZFS Finance (USA) Trust II 6.45% 2065[5,6]	14,500	13,387
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	20,360	18,620
Hospitality Properties Trust 7.00% 2008	1,210	1,213
Hospitality Properties Trust 6.75% 2013	18,365	19,162
Hospitality Properties Trust 6.30% 2016	1,500	1,468
Hospitality Properties Trust 6.70% 2018	16,175	15,582
Glen Meadow Pass Through Trust 6.505% 2067[1,5,6]	38,500	36,768
Northern Rock PLC 5.60% (undated)[1,5,6]	16,380	11,466
Northern Rock PLC 6.594% (undated)[1,5,6]	33,985	23,789
Catlin Insurance Ltd. 7.249% (undated)[5,6]	38,340	34,461
AXA SA 6.379% (undated)[5,6]	24,250	20,492
AXA SA 6.463% (undated)[5,6]	15,000	13,090
HBOS PLC 5.375% (undated)[5,6]	36,010	33,426
Kimco Realty Corp. 6.00% 2012	3,250	3,172
Kimco Realty Corp., Series C, 5.783% 2016	15,000	14,266
Kimco Realty Corp. 5.70% 2017	16,985	15,972
SLM Corp., Series A, 5.40% 2011	15,000	13,727
SLM Corp., Series A, 3.631% 2014[6]	10,000	8,151
SLM Corp., Series A, 5.00% 2015	12,000	10,017
Prudential Financial, Inc., Series D, 5.15% 2013	2,750	2,789
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	22,250	27,595
Korea Development Bank 5.30% 2013	29,500	30,049
Lincoln National Corp. 5.65% 2012	12,000	12,534
Lincoln National Corp. 7.00% 2066[6]	17,525	17,456
Lazard Group LLC 7.125% 2015	18,265	18,520
Lazard Group LLC 6.85% 2017	11,500	11,324
Kazkommerts International BV 8.50% 2013[5]	2,500	2,312
Kazkommerts International BV 7.875% 2014[5]	10,000	8,800
Kazkommerts International BV 8.00% 2015	14,500	12,289
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	6,053
BNP Paribas 7.195% (undated)[5,6]	28,500	27,547
Westfield Group 5.40% 2012[5]	5,000	5,057
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	22,500	21,009
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[5,6]	28,850	26,052
American Express Co. 6.15% 2017	12,610	13,043
American Express Co. 6.80% 2066[6]	12,925	12,629
Resona Bank, Ltd. 5.85% (undated)[5,6]	27,575	25,524
Skandinaviska Enskilda Banken AB 4.958% (undated)[5,6]	15,490	14,215
Skandinaviska Enskilda Banken AB 7.50% (undated)[5,6]	10,405	10,816
CNA Financial Corp. 6.60% 2008	7,130	7,260
CNA Financial Corp. 5.85% 2014	5,625	5,604
CNA Financial Corp. 7.25% 2023	11,625	12,037
Mangrove Bay Pass Through Trust 6.102% 2033[5,6]	25,980	22,538
Twin Reefs Asset Trust (XLFA), Series B, 5.411% 2079[5,6]	7,200	1,449
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,000	10,818
Development Bank of Singapore Ltd. 7.125% 2011[5]	5,000	5,397
DBS Bank Ltd. 4.868% 2021[5,6]	7,250	6,779
BBVA International SA Unipersonal 5.919% (undated)[5,6]	24,900	21,480
National City Preferred Capital Trust I, 12.00% (undated)[1,6]	20,000	20,200
Lloyds TSB Group PLC 6.267% (undated)[5,6]	20,100	17,804
QBE Capital Funding II LP 6.797% (undated)[5,6]	18,715	17,652
Downey Financial Corp. 6.50% 2014	20,000	16,875
Allstate Corp., Series B, 6.125% 2067[6]	8,020	7,817
Allstate Corp., Series A, 6.50% 2067[6]	9,775	8,935
State Street Capital Trust IV 5.991% 2077[6]	20,000	16,547
Wells Fargo & Co. 4.375% 2013	8,500	8,507
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	7,403
Genworth Financial, Inc. 6.15% 2066[6]	17,665	15,618
North Front Pass Through Trust 5.81% 2024[5,6]	10,000	9,772
Nationwide Mutual Insurance Co. 7.875% 2033[5]	5,000	5,726
Independence Community Bank Corp. 4.90% 2010	5,000	4,940
Independence Community Bank 3.75% 2014[6]	10,000	9,850
Developers Diversified Realty Corp. 4.625% 2010	8,695	8,406
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,851
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,482
Goldman Sachs Group, Inc. 6.75% 2037	14,000	13,778
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	10,000	10,009
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,499
ORIX Corp. 5.48% 2011	12,000	11,917
Banco Mercantil del Norte, SA 6.135% 2016[5]	2,000	1,961
Banco Mercantil del Norte, SA 6.862% 2021[5]	10,250	9,597
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	10,137
Chubb Corp. 6.375% 2037[6]	10,250	10,119
United Overseas Bank Ltd. 5.375% 2019[5,6]	10,000	9,887
Ambac Financial Group, Inc. 5.95% 2035	500	285
Ambac Financial Group, Inc. 6.15% 2087[6]	20,915	9,463
Duke Realty LP 4.625% 2013	10,000	9,113
Credit Agricole SA 6.637% (undated)[5,6]	9,233	8,411
Nationwide Financial Services, Inc. 6.75% 2067[6]	9,780	8,282
Monumental Global Funding III 4.458% 2014[5,6]	8,000	7,782
LaBranche & Co Inc. 9.50% 2009	5,500	5,541
LaBranche & Co Inc. 11.00% 2012	1,750	1,746
Plum Creek Timberlands, LP 5.875% 2015	7,145	7,250
Bank of Nova Scotia 5.563% 2085[1,6]	10,000	7,150
Canadian Imperial Bank of Commerce 5.563% Eurodollar note 2085[1,6]	10,000	6,850
Assurant, Inc. 5.625% 2014	5,740	5,605
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[5,6]	5,000	5,106
Silicon Valley Bank 5.70% 2012	5,000	5,102
KeyBank NA 5.50% 2012	4,000	4,157
Brandywine Operating Partnership, LP 5.75% 2012	4,190	4,152
Zions Bancorporation 5.50% 2015	4,000	3,779
ProLogis 5.625% 2015	2,605	2,453
Société Générale 5.922% (undated)[5,6]	2,600	2,403
BOI Capital Funding (No. 2) LP 5.571% (undated)[5,6]	2,500	2,172
Financial Security Assurance Holdings Ltd. 6.40% 2066[5,6]	2,500	1,869
		3,926,481

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CONSUMER DISCRETIONARY — 3.93%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$ 15,450	$ 14,716
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	3,183
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	57,748	55,149
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	21,832
Charter Communications Operating, LLC, Term Loan Facilities B, 5.26% 2014[6,7]	86,900	75,964
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	20,000	19,050
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	30,575	22,052
Allison Transmission Holdings, Inc., Term Loan B, 7.17% 2014[6,7]	116,807	102,790
Allison Transmission Holdings, Inc. 11.00% 2015[5]	14,800	12,506
Allison Transmission Holdings, Inc. 11.25% 2015[5,8]	76,450	62,307
General Motors Corp. 6.375% 2008	1,050	1,050
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,667
General Motors Corp. 7.20% 2011	65,915	60,477
General Motors Corp. 7.125% 2013	45,035	38,505
General Motors Corp. 7.70% 2016	4,000	3,330
General Motors Corp. 8.80% 2021	27,375	22,995
General Motors Corp. 9.40% 2021	11,500	10,091
General Motors Corp. 8.25% 2023	7,000	5,635
General Motors Corp. 8.375% 2033	10,000	8,175
Univision Communications, Inc., Second Lien Term Loan, 5.771% 2009[6,7]	4,315	4,063
Univision Communications Inc. 7.85% 2011	14,040	13,461
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[6,7]	60,969	50,062
Univision Communications Inc. 9.75% 2015[5,8]	98,195	73,892
Delphi Automotive Systems Corp. 6.50% 2009[9]	54,466	21,514
Delphi Corp. 6.50% 2013[9]	72,580	29,032
Delphi Automotive Systems Corp. 6.55% 2006[9]	17,105	6,756
Delphi Automotive Systems Corp. 7.125% 2029[9]	104,355	41,481
Delphi Trust I 8.25% 2033[9]	30,031	7,057
Michaels Stores, Inc., Term Loan B, 7.625% 2013[6,7]	24,322	20,923
Michaels Stores, Inc. 10.00% 2014	78,600	70,347
Michaels Stores, Inc. 0%/13.00% 2016[10]	17,950	8,347
Michaels Stores, Inc. 11.375% 2016	6,800	5,542
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	2,175
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	5,415
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265	7,061
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,086	5,579
K. Hovnanian Enterprises, Inc. 6.50% 2014	27,301	18,838
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080	19,796
K. Hovnanian Enterprises, Inc. 6.25% 2016	13,605	9,421
K. Hovnanian Enterprises, Inc. 7.50% 2016	16,150	11,628
K. Hovnanian Enterprises, Inc. 8.625% 2017	32,775	24,253
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,610
Comcast Corp. 4.677% 2009[6]	1,250	1,225
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,777
Comcast Corp. 5.85% 2015	13,200	13,370
Comcast Corp. 5.90% 2016	8,475	8,555
Comcast Corp. 6.45% 2037	10,000	9,722
Comcast Corp. 6.95% 2037	10,275	10,594
MGM MIRAGE 6.00% 2009	35,100	35,100
Mandalay Resort Group 6.50% 2009	7,122	7,158
MGM MIRAGE 8.50% 2010	22,830	23,857
MGM MIRAGE 6.75% 2012	9,150	8,853
MGM MIRAGE 6.75% 2013	8,200	7,851
MGM MIRAGE 7.50% 2016	4,000	3,860
KB Home 7.75% 2010	12,000	11,640
KB Home 5.875% 2015	33,545	30,358
KB Home 6.25% 2015	43,170	39,501
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	5,081
Dex Media, Inc., Series B, 0%/9.00% 2013[10]	9,000	8,032
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	17,449
R.H. Donnelley Corp., Series A-2, 6.875% 2013	15,825	13,372
R.H. Donnelley Corp., Series A-3, 8.875% 2016	17,775	15,331
R.H. Donnelley Corp. 8.875% 2017[5]	16,325	13,917
Tenneco Automotive Inc., Series B, 10.25% 2013	7,883	8,395
Tenneco Automotive Inc. 8.625% 2014	42,300	41,031
Tenneco Automotive Inc. 8.125% 2015[5]	22,100	22,100
Time Warner Inc. 5.109% 2009[6]	20,000	19,421
Time Warner Inc. 5.50% 2011	1,000	1,011
AOL Time Warner Inc. 6.875% 2012	6,950	7,311
Time Warner Companies, Inc. 9.125% 2013	5,000	5,733
Time Warner Inc. 5.875% 2016	8,700	8,573
Time Warner Companies, Inc. 7.25% 2017	9,500	10,224
AOL Time Warner Inc. 7.625% 2031	10,750	11,648
Time Warner Inc. 6.50% 2036	8,000	7,556
Federated Retail Holdings, Inc. 5.35% 2012	7,000	6,815
Federated Retail Holdings, Inc. 5.90% 2016	48,915	45,671
Federated Retail Holdings, Inc. 6.375% 2037	14,300	11,932
J.C. Penney Co., Inc. 8.00% 2010	35,705	37,539
J.C. Penney Co., Inc. 9.00% 2012	10,506	11,869
J.C. Penney Corp., Inc. 5.75% 2018	4,970	4,676
J.C. Penney Corp., Inc. 6.375% 2036	4,800	4,251
Centex Corp. 5.70% 2014	7,705	6,635
Centex Corp. 5.25% 2015	38,945	32,371
Centex Corp. 6.50% 2016	20,715	18,465
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	59,950	56,952
NTL Cable PLC 8.75% 2014	26,689	24,554
NTL Cable PLC 9.125% 2016	32,000	29,120
News America Holdings Inc. 8.00% 2016	6,000	6,927
News America Inc. 7.25% 2018	1,405	1,536
News America Holdings Inc. 8.25% 2018	7,000	8,315
News America Inc. 6.40% 2035	750	743
News America Inc. 6.15% 2037	1,500	1,450
News America Inc. 6.65% 2037[5]	18,000	18,334
News America Inc. 6.75% 2038	15,000	15,964
Liberty Media Corp. 7.75% 2009	10,950	11,300
Liberty Media Corp. 7.875% 2009	28,350	29,304
Liberty Media Corp. 8.25% 2030	13,870	12,643
Time Warner Cable Inc. 5.40% 2012	25,000	25,408
Time Warner Cable Inc. 6.55% 2037	25,000	24,845
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,106
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,467
Clear Channel Communications, Inc. 5.75% 2013	3,580	2,990
Clear Channel Communications, Inc. 5.50% 2014	9,170	6,996
CanWest Media Inc., Series B, 8.00% 2012	45,523	43,361
CanWest MediaWorks Inc. 9.25% 2015[5]	3,150	2,992
Cox Communications, Inc. 7.875% 2009	12,500	13,175
Cox Communications, Inc. 4.625% 2010	8,250	8,278
Cox Communications, Inc. 7.75% 2010	10,000	10,840
Cox Communications, Inc. 5.45% 2014	13,500	13,496
TL Acquisitions, Inc., Term Loan B, 6.03% 2014[6,7]	13,591	12,260
Thomson Learning 0%/13.25% 2015[5,10]	2,250	1,721
Thomson Learning 10.50% 2015[5]	33,050	30,241
Toys “R” Us, Inc. 7.625% 2011	38,195	30,365
Toys “R” Us-Delaware, Inc., Term Loan B, 9.155% 2012[6,7]	11,940	11,340
Standard Pacific Corp. 6.50% 2008	5,000	4,450
Standard Pacific Corp. 5.125% 2009	15,750	12,600
Standard Pacific Corp. 6.875% 2011	9,435	6,604
Standard Pacific Corp. 7.75% 2013	4,975	3,408
Standard Pacific Corp. 6.25% 2014	7,050	4,865
Standard Pacific Corp. 7.00% 2015	13,135	9,129
Target Corp. 5.125% 2013	10,000	10,329
Target Corp. 6.00% 2018	11,350	11,837
Target Corp. 7.00% 2038	17,500	18,349
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,681
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,069
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,935
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	4,566
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	7,898
Radio One, Inc., Series B, 8.875% 2011	22,030	19,607
Radio One, Inc. 6.375% 2013	21,165	16,747
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	35,393
Ford Motor Co. 9.50% 2011	1,000	910
Ford Motor Co., Term Loan B, 8.00% 2013[6,7]	32,814	28,794
Ford Motor Co. 6.50% 2018	7,062	5,173
Quebecor Media Inc. 7.75% 2016	19,095	17,806
Quebecor Media Inc. 7.75% 2016[5]	17,750	16,552
Boyd Gaming Corp. 7.75% 2012	28,400	26,909
Boyd Gaming Corp. 6.75% 2014	8,004	7,004
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,564
DaimlerChrysler North America Holding Corp. 7.20% 2009	11,000	11,508
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000	16,345
Vidéotron Ltée 6.875% 2014	21,069	20,490
Vidéotron Ltée 6.375% 2015	10,435	9,783
Idearc Inc. 8.00% 2016	33,500	30,150
Meritage Corp. 7.00% 2014	3,835	2,819
Meritage Homes Corp. 6.25% 2015	38,180	26,917
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	23,684
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	5,595
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	28,576
CSC Holdings, Inc. 7.25% 2008	8,000	8,020
CSC Holdings, Inc., Series B, 8.125% 2009	17,625	17,978
CSC Holdings, Inc., Series B, 6.75% 2012	400	381
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	1,973
Toll Brothers Finance Corp. 5.95% 2013	1,250	1,190
Toll Brothers, Inc. 4.95% 2014	9,240	8,229
Toll Brothers, Inc. 5.15% 2015	20,720	18,665
Technical Olympic USA, Inc. 9.00% 2010[9]	10,675	5,871
Technical Olympic USA, Inc. 9.00% 2010[9]	7,815	4,298
Technical Olympic USA, Inc. 9.25% 2011[5,9]	33,175	17,085
Claire’s Stores, Inc., Term Loan, 5.994% 2014[1,6,7]	7,114	5,656
Claire’s Stores, Inc. 9.25% 2015[5]	30,050	20,284
Seminole Tribe of Florida 6.535% 2020[5,7]	10,000	10,424
Seminole Tribe of Florida 7.804% 2020[1,5,7]	10,750	11,130
Beazer Homes USA, Inc. 8.375% 2012	11,298	8,615
Beazer Homes USA, Inc. 8.125% 2016	16,810	12,187
American Media Operations, Inc., Series B, 10.25% 2009	17,230	12,879
American Media Operations, Inc., Series B, 10.25% 2009	582	435
American Media Operations, Inc. 8.875% 2011	8,930	6,698
American Media Operations, Inc. 8.875% 2011	325	244
Kabel Deutschland GmbH 10.625% 2014	19,675	20,019
Warner Music Group 7.375% 2014	25,000	19,625
Gap, Inc. 10.05% 2008[6]	18,840	19,349
Viacom Inc. 5.75% 2011	3,000	3,077
Viacom Inc. 6.25% 2016	15,750	15,939
Neiman Marcus Group, Inc. 9.00% 2015[8]	18,810	18,904
D.R. Horton, Inc. 8.00% 2009	16,650	16,442
D.R. Horton, Inc. 7.875% 2011	550	534
D.R. Horton, Inc. 5.25% 2015	2,000	1,690
Dollar General Corp. 10.625% 2015[5]	14,125	13,136
Dollar General Corp. 11.875% 2017[5,8]	6,200	4,898
Cooper-Standard Automotive Inc. 7.00% 2012	18,150	15,791
Cooper-Standard Automotive Inc. 8.375% 2014	2,600	1,976
Goodyear Tire & Rubber Co. 8.663% 2009[6]	7,125	7,143
Goodyear Tire & Rubber Co. 8.625% 2011	10,157	10,500
Young Broadcasting Inc. 10.00% 2011	20,855	15,641
Young Broadcasting Inc. 8.75% 2014	535	366
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 8.99% 2012[6,7]	13,212	11,919
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.49% 2013[6,7]	5,000	3,880
LBI Media, Inc. 8.50% 2017[5]	17,080	15,244
Bon-Ton Department Stores, Inc. 10.25% 2014	21,925	15,128
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	14,723
McGraw-Hill Companies, Inc. 5.375% 2012	7,475	7,624
McGraw-Hill Companies, Inc. 5.90% 2017	7,000	6,941
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,775	7,522
Education Management LLC and Education Management Finance Corp. 10.25% 2016	7,245	6,937
Limited Brands, Inc. 6.90% 2017	14,870	14,210
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	12,187	12,659
Visteon Corp. 7.00% 2014	18,000	12,330
YUM! Brands, Inc. 7.70% 2012	10,000	11,041
Seneca Gaming Corp. 7.25% 2012	8,000	7,800
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,193
TRW Automotive Inc. 7.00% 2014[5]	11,625	10,724
William Lyon Homes, Inc. 7.625% 2012	17,000	9,265
William Lyon Homes, Inc. 10.75% 2013	2,500	1,425
NVR, Inc. 5.00% 2010	10,000	10,078
Staples, Inc. 7.375% 2012	9,000	9,982
Gaylord Entertainment Co. 8.00% 2013	6,804	6,294
Gaylord Entertainment Co. 6.75% 2014	4,000	3,460
Burlington Coat Factory Warehouse Corp. 11.125% 2014	12,075	9,524
Hanesbrands Inc., Series B, 8.204% 2014[6]	10,295	9,368
ERAC USA Finance Co. 7.00% 2037[5]	10,000	9,111
Ryland Group, Inc. 5.375% 2012	9,000	8,291
Pinnacle Entertainment, Inc. 7.50% 2015[5]	9,400	7,520
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	7,398
WCI Communities, Inc. 9.125% 2012	12,700	7,303
Marriott International, Inc., Series J, 5.625% 2013	3,500	3,585
Marriott International, Inc., Series I, 6.375% 2017	3,500	3,640
Sealy Mattress Co. 8.25% 2014	6,675	5,807
Warnaco, Inc. 8.875% 2013	5,625	5,752
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	8,450	5,704
MDC Holdings, Inc. 7.00% 2012	5,000	5,231
Pulte Homes, Inc. 7.875% 2011	5,000	4,856
Local T.V. Finance LLC 9.25% 2015[5,8]	4,775	4,202
Cinemark USA, Inc., Term Loan B, 6.64% 2013[6,7]	3,738	3,450
Walt Disney Co. 5.70% 2011	1,000	1,062
Walt Disney Co. 5.625% 2016	2,000	2,092
		3,296,173

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

TELECOMMUNICATION SERVICES — 2.03%
Nextel Communications, Inc., Series E, 6.875% 2013	$ 96,350	$ 89,953
Nextel Communications, Inc., Series F, 5.95% 2014	8,000	7,066
Nextel Communications, Inc., Series D, 7.375% 2015	134,905	123,501
Sprint Capital Corp. 6.875% 2028	1,350	1,135
Sprint Capital Corp. 8.75% 2032	44,305	43,569
U S WEST Communications, Inc. 5.625% 2008	18,020	18,020
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,118
Qwest Capital Funding, Inc. 7.90% 2010	32,510	32,835
Qwest Capital Funding, Inc. 7.25% 2011	38,270	37,792
Qwest Communications International Inc. 7.25% 2011	30,025	29,875
Qwest Corp. 8.875% 2012	12,400	13,159
Qwest Capital Funding, Inc. 7.625% 2021	7,225	6,502
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	17,681
Qwest Capital Funding, Inc. 7.75% 2031	39,335	35,008
SBC Communications Inc. 4.125% 2009	17,465	17,527
SBC Communications Inc. 6.25% 2011	5,500	5,832
AT&T Corp. 7.30% 2011[6]	14,789	16,275
AT&T Wireless Services, Inc. 8.125% 2012	24,935	28,373
AT&T Inc. 4.95% 2013	8,750	8,969
SBC Communications Inc. 5.10% 2014	38,500	38,732
SBC Communications Inc. 5.625% 2016	10,000	10,209
AT&T Inc. 5.50% 2018	15,000	15,079
AT&T Corp. 8.00% 2031[6]	5,000	6,035
AT&T Inc. 6.30% 2038	19,000	18,931
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500	17,981
Centennial Communications Corp. 10.479% 2013[6]	44,800	42,896
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[6]	60,275	56,960
American Tower Corp. 7.125% 2012	59,775	61,718
American Tower Corp. 7.50% 2012	43,300	44,707
American Tower Corp. 7.00% 2017[5]	9,200	9,154
Intelsat, Ltd. 6.50% 2013	14,850	9,875
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	38,939
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[10]	7,075	5,837
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,568
Intelsat Corp. 9.00% 2016	10,000	9,975
Intelsat (Bermuda), Ltd. 9.25% 2016	23,650	23,709
Intelsat (Bermuda), Ltd. 11.25% 2016	6,800	6,834
Triton PCS, Inc. 8.50% 2013[2]	94,050	97,342
Windstream Corp. 8.125% 2013	7,500	7,725
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	17,125	17,954
Windstream Corp. 8.625% 2016	63,950	66,508
Verizon Global Funding Corp. 4.90% 2015	3,560	3,502
Verizon Communications Inc. 5.50% 2017	27,000	27,482
Verizon Global Funding Corp. 7.75% 2030	6,705	7,848
Verizon Communications Inc. 6.25% 2037	50,000	50,350
Rural Cellular Corp. 8.25% 2012	4,000	4,140
Rural Cellular Corp. 10.661% 2012[6]	11,590	11,764
Rural Cellular Corp. 8.124% 2013[6]	36,300	36,845
British Telecommunications PLC 8.625% 2010[6]	2,000	2,231
British Telecommunications PLC 5.15% 2013	8,750	8,995
British Telecommunications PLC 5.95% 2018	30,750	31,629
British Telecommunications PLC 9.125% 2030	5,800	7,576
Cricket Communications, Inc. 9.375% 2014	31,900	29,189
Cricket Communications, Inc. 9.375% 2014[5]	19,000	17,385
Telecom Italia Capital SA 4.00% 2010	1,470	1,454
Telecom Italia Capital SA 4.875% 2010	1,630	1,651
Telecom Italia Capital SA, Series B, 5.25% 2013	7,700	7,744
Telecom Italia Capital SA 5.25% 2015	14,000	13,696
Telecom Italia Capital SA 7.20% 2036	18,400	19,496
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	15,674
Hawaiian Telcom Communications, Inc. 10.318% 2013[6]	15,920	14,089
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	6,332
France Télécom 7.75% 2011[6]	28,600	31,168
Rogers Wireless Inc. 7.25% 2012	9,175	10,084
Rogers Wireless Inc. 7.50% 2015	16,750	18,326
Cincinnati Bell Inc. 7.25% 2013	26,275	26,406
MetroPCS Wireless, Inc., Term Loan B, 7.188% 2013[6,7]	13,872	13,036
MetroPCS Wireless, Inc. 9.25% 2014	14,300	13,228
Vodafone Group PLC 5.625% 2017	9,200	9,241
Vodafone Group PLC 6.15% 2037	16,560	16,280
Singapore Telecommunications Ltd. 6.375% 2011[5]	6,000	6,513
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,237
Singapore Telecommunications Ltd. 7.375% 2031[5]	3,800	4,379
Koninklijke KPN NV 8.00% 2010	10,000	10,790
Koninklijke KPN NV 8.375% 2030	3,020	3,614
ALLTELL Corp., Term Loan B3, 6.773% 2015[6,7]	13,092	11,960
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	12,000	11,739
Embarq Corp. 6.738% 2013	10,000	10,271
Level 3 Financing, Inc. 9.25% 2014	10,000	8,650
NTELOS Inc., Term Loan B, 5.53% 2011[6,7]	5,836	5,639
Nordic Telephone Co. Holding ApS 8.875% 2016[5]	4,000	4,080
Trilogy International Partners LLC, Term Loan B, 8.33% 2012[6,7]	4,000	3,695
		1,697,266

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 1.91%
U.S. Treasury 3.25% 2009	3,750	3,826
U.S. Treasury 3.625% 2009	10,000	10,213
U.S. Treasury 4.50% 2009	30,000	30,867
U.S. Treasury 4.50% 2011	16,165	17,313
U.S. Treasury 4.625% 2011	122,750	132,196
U.S. Treasury 3.00% 2012[1,11]	32,432	35,913
U.S. Treasury 3.875% 2012	5,250	5,500
U.S. Treasury 4.25% 2012	56,490	60,104
U.S. Treasury 4.875% 2012	20,000	21,769
U.S. Treasury 3.625% 2013	62,500	64,761
U.S. Treasury 4.25% 2013	333,157	355,568
U.S. Treasury 4.25% 2014	210,500	223,705
U.S. Treasury Principal Strip 0% 2014	8,000	6,570
U.S. Treasury Principal Strip 0% 2014	5,000	4,153
U.S. Treasury 8.875% 2017	7,500	10,598
U.S. Treasury 6.875% 2025	25,750	33,877
U.S. Treasury 6.00% 2026	20,000	24,175
U.S. Treasury 4.50% 2036	10,000	10,206
U.S. Treasury Principal Strip 0% 2037	45,000	12,500
Freddie Mac 5.25% 2011	80,000	85,934
Freddie Mac 5.00% 2018	170,000	173,133
Fannie Mae 5.25% 2012	74,000	78,871
Fannie Mae 4.625% 2013	80,000	82,972
Fannie Mae 6.25% 2029	41,000	48,626
Federal Home Loan Bank 5.125% 2013	43,000	46,444
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,456
Federal Agricultural Mortgage Corp. 4.25% 2008	6,000	6,044
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	1,000	1,052
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	3,000	3,211
CoBank ACB 5.591% 2022[5,6]	4,000	3,595
		1,604,152

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

INDUSTRIALS — 1.52%
Calair LLC and Calair Capital Corp. 8.125% 2008	$ 8,500	$ 8,542
Continental Airlines, Inc. 8.75% 2011	29,250	26,471
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[7]	11,700	11,700
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	10,428	9,981
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	5,741	5,397
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	1,660	1,604
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	21,150	21,185
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,084	5,081
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	871	838
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	16,519	16,334
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	873	818
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[7]	12,475	11,414
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	732	747
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	5,433	5,199
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	14,448	14,050
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	11,380	10,526
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,766	2,821
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	7,054	7,284
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	5,981	5,861
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	6,652	6,619
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7,9]	5,302	6,124
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	43,155	43,208
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	4,938	4,895
United Air Lines, Inc., Term Loan B, 7.125% 2014[6,7]	13,505	12,203
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,609	2,586
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,7,9]	3,360	1,176
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,5,7]	5,323	4,764
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,7]	9,539	9,086
Nielsen Finance LLC, Term Loan B, 7.146% 2013[6,7]	2,015	1,883
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	47,275	47,984
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	53,975	38,052
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[7]	1,547	1,471
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[7]	17,745	16,947
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,370	2,347
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	4,595	4,549
AMR Corp. 9.00% 2012	11,000	10,395
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	17,138	17,679
AMR Corp. 9.00% 2016	2,000	1,830
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	15,573	14,093
AMR Corp. 10.00% 2021[1]	3,000	2,454
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[7]	7,938	7,263
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[7]	8,050	8,050
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	46,035	46,453
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,9]	3,407	3,637
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	19,813	20,448
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,920
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,236
Allied Waste North America, Inc. 7.875% 2013	2,500	2,544
Allied Waste North America, Inc., Series B, 6.125% 2014	13,275	12,744
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,376
Allied Waste North America, Inc. 7.25% 2015	8,500	8,479
Allied Waste North America, Inc. 6.875% 2017	7,250	7,069
US Investigations Services, Inc., Term Loan B, 7.91% 2015[6,7]	18,952	17,531
US Investigations Services 10.50% 2015[5]	41,545	36,560
US Investigations Services 11.75% 2016[5]	15,775	13,330
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[6,7]	6,858	6,669
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[6,7]	61,598	58,518
Ashtead Group PLC 8.625% 2015[5]	15,700	12,952
Ashtead Capital, Inc. 9.00% 2016[5]	53,580	45,007
Sequa Corp., Term Loan B, 8.08% 2014[1,6,7]	60,250	56,936
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	27,101	28,928
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[5,7]	10,851	11,257
ARAMARK Corp., Term Loan B, 6.83% 2014[6,7]	10,166	9,458
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[6,7]	646	601
ARAMARK Corp. 8.411% 2015[6]	3,050	2,745
ARAMARK Corp. 8.50% 2015	24,575	24,575
General Electric Co. 5.25% 2017	11,250	11,371
General Electric Capital Corp., Series A, 5.258% 2026[6]	25,000	23,852
Hutchison Whampoa International Ltd. 7.00% 2011[5]	5,000	5,366
Hutchison Whampoa International Ltd. 6.50% 2013[5]	25,000	26,554
NTK Holdings Inc. 0%/10.75% 2014[7,10]	12,500	7,062
THL Buildco, Inc. 8.50% 2014	27,325	21,450
USG Corp. 6.30% 2016	24,500	21,742
USG Corp. 7.75% 2018	4,150	3,990
American Standard Inc. 7.375% 2008	5,935	5,935
American Standard Inc. 7.625% 2010	16,501	17,597
Waste Management, Inc. 6.50% 2008	5,000	5,112
Waste Management, Inc. 5.00% 2014	7,000	6,844
WMX Technologies, Inc. 7.10% 2026	10,125	11,088
Hawker Beechcraft 8.50% 2015[5]	5,300	5,274
Hawker Beechcraft 8.875% 2015[1,5,8]	11,530	11,299
Hawker Beechcraft 9.75% 2017[5]	4,105	3,920
Tyco International Group SA 6.125% 2008	8,000	8,100
Tyco International Group SA 7.00% 2028	4,345	4,196
Tyco International Group SA 6.875% 2029	8,310	7,912
John Deere Capital Corp., Series D, 4.375% 2008	9,000	9,007
John Deere Capital Corp. 4.875% 2009	4,000	4,053
John Deere Capital Corp. 5.40% 2011	2,000	2,093
John Deere Capital Corp. 5.10% 2013	500	517
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,578
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,989
Caterpillar Financial Services Corp., Series F, 3.314% 2008[6]	400	398
Caterpillar Financial Services Corp., Series F, 4.85% 2012	5,000	5,120
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,101
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,116
Atrium Companies, Inc., Term Loan B, 7.21% 2012[6,7]	14,074	12,491
ACIH, Inc. 11.50% 2012[5]	6,125	2,419
Accuride Corp. 8.50% 2015	17,200	13,674
Atlas Copco AB 5.60% 2017[5]	11,405	11,602
DRS Technologies, Inc. 6.875% 2013	275	271
DRS Technologies, Inc. 6.625% 2016	10,250	10,071
DRS Technologies, Inc. 7.625% 2018	200	199
CSX Corp. 5.75% 2013	10,000	10,309
CEVA Group PLC 10.00% 2014[5]	8,825	8,384
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	7,079
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	506
Esterline Technologies Corp. 6.625% 2017	7,500	7,500
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[6,7]	8,105	7,284
Esco Corp. 8.625% 2013[5]	4,000	3,840
Esco Corp. 8.866% 2013[5,6]	3,725	3,371
TransDigm Inc. 7.75% 2014	6,865	6,934
H&E Equipment Services, Inc. 8.375% 2016	6,800	6,290
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	5,230	5,452
Deluxe Corp. 7.375% 2015	5,000	4,938
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,660	3,959
BNSF Funding Trust I 6.613% 2055[6]	2,910	2,666
Union Pacific Corp. 5.75% 2017	2,065	2,086
Alion Science and Technology Corp. 10.25% 2015	1,740	1,366
		1,271,811

INFORMATION TECHNOLOGY — 1.43%
NXP BV and NXP Funding LLC 7.008% 2013[6]	104,645	87,248
NXP BV and NXP Funding LLC 7.875% 2014	100,850	92,908
NXP BV and NXP Funding LLC 9.50% 2015	201,515	176,578
Electronic Data Systems Corp. 7.125% 2009	10,315	10,757
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	117,650	119,925
Electronic Data Systems Corp. 7.45% 2029	10,555	10,359
Freescale Semiconductor, Inc., Term Loan B, 6.381% 2013[6,7]	12,973	11,147
Freescale Semiconductor, Inc. 8.875% 2014	28,032	22,916
Freescale Semiconductor, Inc. 9.125% 2014[8]	38,350	29,242
Freescale Semiconductor, Inc. 10.125% 2016	82,050	58,871
Celestica Inc. 7.875% 2011	63,905	62,307
Celestica Inc. 7.625% 2013	36,945	34,913
Sanmina-SCI Corp. 7.741% 2010[5,6]	1,732	1,732
Sanmina-SCI Corp. 6.75% 2013	11,000	9,570
Sanmina-SCI Corp. 7.741% 2014[5,6]	15,500	14,958
Sanmina-SCI Corp. 8.125% 2016	70,650	61,995
Jabil Circuit, Inc. 5.875% 2010	54,140	55,035
Jabil Circuit, Inc. 8.25% 2018[5]	29,000	28,493
First Data Corp., Term Loan B2, 7.634% 2014[6,7]	77,606	70,773
First Data Corp., Term Loan B3, 7.634% 2014[6,7]	10,000	9,142
SunGard Data Systems Inc. 3.75% 2009	11,050	10,746
SunGard Data Systems Inc. 9.125% 2013	48,900	49,878
Western Union Co. 5.055% 2008[6]	22,000	21,808
Western Union Co. 5.40% 2011	5,000	5,169
Western Union Co. 5.93% 2016	24,000	24,428
Ceridian Corp. 11.25% 2015[5]	25,925	22,036
Sensata Technologies BV, Term Loan B, 5.056% 2013[6,7]	9,726	8,981
Sensata Technologies BV 8.00% 2014[6]	11,000	9,955
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	30,005	18,903
Hughes Communications, Inc. 9.50% 2014	15,750	15,671
National Semiconductor Corp. 6.15% 2012	15,000	15,646
Serena Software, Inc. 10.375% 2016	13,430	12,994
Xerox Corp. 7.125% 2010	9,000	9,481
Nortel Networks Corp. 8.508% 2011[6]	6,500	6,078
		1,200,643

ENERGY — 1.23%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,7]	20,973	21,011
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	404	404
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[5,7]	13,329	15,107
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	4,325	4,902
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	49,350	48,201
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	55,650	52,179
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[5]	8,000	8,200
Williams Companies, Inc. 6.375% 2010[5]	4,700	4,853
Williams Companies, Inc. 6.729% 2010[5,6]	8,000	8,220
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,550
Williams Companies, Inc. 7.125% 2011	38,750	41,462
Williams Companies, Inc. 8.125% 2012	14,810	16,254
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,325	12,818
Williams Companies, Inc. 7.875% 2021	14,515	16,075
Williams Companies, Inc. 8.75% 2032	12,500	15,000
Southern Natural Gas Co. 5.90% 2017[5]	11,740	11,809
El Paso Natural Gas Co. 5.95% 2017	7,500	7,570
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	72,613
Gaz Capital SA 6.51% 2022[5]	42,310	40,089
Gaz Capital SA, Series 9, 6.51% 2022	9,500	9,001
Gaz Capital SA 7.288% 2037[5]	24,925	24,646
Newfield Exploration Co. 6.625% 2014	32,075	31,754
Newfield Exploration Co. 6.625% 2016	41,200	40,582
TransCanada PipeLines Ltd. 6.35% 2067[6]	76,100	70,982
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,785
Enterprise Products Operating LP 6.875% 2033	5,750	5,924
Enterprise Products Operating LP 8.375% 2066[1,6]	36,635	36,089
Enterprise Products Operating LP 7.034% 2068[6]	21,365	19,012
Premcor Refining Group Inc. 6.125% 2011	14,500	15,486
Premcor Refining Group Inc. 6.75% 2011	11,150	12,082
Premcor Refining Group Inc. 9.50% 2013	12,275	12,900
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[5,7]	28,500	26,970
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	9,000	8,517
Drummond Co., Inc. 7.375% 2016[5]	37,705	34,500
Forest Oil Corp. 7.25% 2019[5]	28,600	28,743
Kinder Morgan Inc., Term Loan B, 6.35% 2014[6,7]	23,243	23,022
K N Energy, Inc. 7.25% 2028	6,000	5,472
Devon Financing Corp., ULC 6.875% 2011	24,500	26,758
Sunoco, Inc. 4.875% 2014	10,060	9,808
Sunoco, Inc. 5.75% 2017	10,000	10,157
Enbridge Energy Partners, LP 8.05% 2067[6]	20,045	19,314
XTO Energy Inc. 5.65% 2016	10,000	10,166
XTO Energy Inc. 6.25% 2017	7,750	8,273
Enbridge Inc. 5.60% 2017	17,200	17,185
Qatar Petroleum 5.579% 2011[5,7]	15,556	16,291
Canadian Natural Resources Ltd. 5.70% 2017	14,600	14,692
Pemex Project Funding Master Trust 7.875% 2009	1,297	1,352
Pemex Project Funding Master Trust 5.75% 2018[5]	4,500	4,597
Pemex Project Funding Master Trust 6.625% 2035[5]	5,000	5,160
Kinder Morgan Energy Partners LP 5.125% 2014[1]	10,325	10,168
Husky Energy Inc. 6.80% 2037	8,625	9,048
Massey Energy Co. 6.875% 2013	7,500	7,181
Petroplus Finance Ltd. 6.75% 2014[5]	3,750	3,450
Petroplus Finance Ltd. 7.00% 2017[5]	3,750	3,422
Petrobas International Finance Co. 6.125% 2016	6,000	6,195
EOG Resources, Inc. 5.875% 2017[1]	5,375	5,705
Sabine Pass LNG, LP 7.25% 2013	6,000	5,700
PETRONAS Capital Ltd. 7.00% 2012[5]	4,000	4,435
TEPPCO Partners LP 7.00% 2067[6]	4,830	4,304
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,289
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[5,7]	3,132	3,240
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,459
		1,032,133

UTILITIES — 1.13%
Texas Competitive Electric Holding Co. LLC, Term Loan B2, 8.396% 2014[6,7]	12,175	11,133
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	146,624	144,791
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	56,380	55,675
Edison Mission Energy 7.50% 2013	32,525	33,419
Edison Mission Energy 7.75% 2016	35,300	36,182
Midwest Generation, LLC, Series B, 8.56% 2016[7]	11,625	12,511
Edison Mission Energy 7.00% 2017	19,525	19,086
Edison Mission Energy 7.20% 2019	39,450	38,661
Homer City Funding LLC 8.734% 2026[7]	12,610	13,682
Edison Mission Energy 7.625% 2027	20,850	19,651
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,163
AES Corp. 9.50% 2009	39,815	41,209
AES Corp. 9.375% 2010	12,502	13,127
AES Corp. 8.75% 2013[5]	38,707	40,642
AES Corp. 7.75% 2015[1]	16,000	16,440
AES Corp. 8.00% 2017	6,000	6,150
AES Red Oak, LLC, Series A, 8.54% 2019[7]	31,634	33,295
AES Red Oak, LLC, Series B, 9.20% 2029[7]	7,000	7,647
NRG Energy, Inc. 7.25% 2014	24,525	23,943
NRG Energy, Inc. 7.375% 2016	76,625	74,230
Israel Electric Corp. Ltd. 7.95% 2011[5]	5,000	5,480
Israel Electric Corp. Ltd. 7.70% 2018[5]	22,500	26,666
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,458
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,580
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,508
Sierra Pacific Resources 8.625% 2014	2,725	2,935
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,741
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,938
Sierra Pacific Resources 6.75% 2017	3,000	3,049
Cilcorp Inc. 8.70% 2009	9,000	9,588
Union Electric Co. 5.40% 2016	8,000	8,046
Illinois Power Co. 6.125% 2017[5]	5,000	5,210
Cilcorp Inc. 9.375% 2029	3,000	3,469
MidAmerican Energy Co. 4.65% 2014	3,200	3,132
MidAmerican Energy Co. 5.95% 2017	7,000	7,398
MidAmerican Energy Holdings Co. 6.125% 2036	11,650	11,615
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,110
Exelon Corp. 6.75% 2011	1,000	1,055
Exelon Generation Co., LLC 6.95% 2011	1,300	1,378
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,148
Exelon Generation Co., LLC 6.20% 2017	8,000	8,138
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,606
PECO Energy Co., First and Refunding Mortgage Bonds, 5.70% 2037	5,000	4,744
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	11,000	10,825
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	4,000	3,972
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	7,750	7,432
PSEG Energy Holdings Inc. 8.625% 2008	3,593	3,596
PSEG Power LLC 7.75% 2011	7,500	8,175
PSEG Power LLC 5.00% 2014	10,000	9,787
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,758
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,089
Ohio Power Co., Series K, 6.00% 2016	5,000	5,178
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,072
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,759
Virginia Electric and Power Co., Series A, 6.00% 2037	2,250	2,235
Intergen Power 9.00% 2017[5]	10,000	10,475
Alabama Power Co., Series X, 3.125% 2008	3,750	3,740
Alabama Power Co., Series R, 4.70% 2010	1,250	1,290
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,128
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,135
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,214
AES Panamá, SA 6.35% 2016[5]	8,000	7,746
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,131
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,142
Scottish Power PLC 5.375% 2015	5,000	4,946
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,986
Enersis SA 7.375% 2014	3,500	3,728
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,183
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,7]	2,599	2,759
FPL Energy National Wind Portfolio, LLC 6.125% 2019[5,7]	1,846	1,893
		947,003

HEALTH CARE — 1.09%
HCA Inc., Term Loan B, 7.09% 2013[6,7]	162,459	149,615
HCA Inc. 9.125% 2014	2,090	2,176
HCA Inc. 9.25% 2016	9,650	10,145
HCA Inc. 9.625% 2016[8]	3,400	3,587
Tenet Healthcare Corp. 6.375% 2011	3,345	3,086
Tenet Healthcare Corp. 9.875% 2014	122,620	117,715
Tenet Healthcare Corp. 9.25% 2015	30,760	28,453
HealthSouth Corp. 10.829% 2014[6]	41,025	40,615
HealthSouth Corp. 10.75% 2016	85,700	89,771
VWR International, Inc. 10.25% 2015[5,6,8]	73,210	68,817
Boston Scientific Corp. 6.40% 2016	32,415	29,984
Boston Scientific Corp. 7.00% 2035	27,720	24,255
Warner Chilcott Corp. 8.75% 2015	42,424	43,485
PTS Acquisition Corp. 9.50% 2015[5,8]	48,205	41,697
Cardinal Health, Inc. 4.00% 2015	25,000	23,328
Cardinal Health, Inc. 6.30% 2016[5]	10,000	10,606
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	28,340	30,182
Mylan Inc., Term Loan B, 6.625% 2014[6,7]	28,755	28,156
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	28,063
Coventry Health Care, Inc. 6.30% 2014	26,750	27,844
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	19,350	18,576
Elan Finance PLC and Elan Finance Corp. 9.249% 2013[6]	10,095	9,237
Hospira, Inc. 5.31% 2010[6]	10,000	9,890
Hospira, Inc. 5.55% 2012	5,295	5,516
UnitedHealth Group Inc. 6.00% 2017[5]	15,000	15,251
CHS/Community Health Systems, Inc. 8.875% 2015	11,275	11,402
Humana Inc. 6.45% 2016	10,000	10,280
Surgical Care Affiliates, Inc. 8.875% 2015[5,8]	4,250	3,634
Surgical Care Affiliates, Inc. 10.00% 2017[5]	7,500	6,413
AstraZeneca PLC 5.40% 2012	7,000	7,396
Viant Holdings Inc. 10.125% 2017[5]	8,335	7,043
Bausch & Lomb Inc. 9.875% 2015[5]	2,250	2,289
Abbott Laboratories 5.60% 2017	955	999
Universal Hospital Services, Inc. 8.288% 2015[6]	1,040	993
		910,499

ASSET-BACKED OBLIGATIONS[7] — 1.05%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012[1]	6,526	6,332
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1,5]	8,900	8,668
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1,5]	20,000	19,226
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[1,5]	20,000	19,048
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.266% 2013[5,6]	8,000	7,882
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 4.636% 2014[5,6]	7,550	6,426
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	17,475	17,289
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.286% 2015[1,5,6]	17,000	15,841
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 4.736% 2015[1,5,6]	2,300	1,793
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 3.536% 2036[1,6]	18,294	15,294
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 3.536% 2036[6]	8,651	7,083
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 3.546% 2036[6]	22,064	18,520
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1,6]	6,923	6,137
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,954
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,520
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 4.386% 2037[1,6]	39,987	30,230
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,278	6,320
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014[1]	23,250	22,836
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.526% 2036[6]	17,043	13,059
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 3.526% 2036[1,6]	7,950	6,718
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 3.536% 2036[1,6]	10,000	8,250
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	7,500	7,685
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[5]	10,000	10,037
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[5]	10,000	10,247
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,6]	6,702	3,485
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 4.963% 2036[1,6]	3,361	2,184
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.046% 2036[1,6]	2,311	1,271
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 3.476% 2037[1,6]	27,033	12,165
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,6]	16,802	8,401
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[5]	5,000	5,001
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1,5]	20,000	18,750
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.516% 2037[1,6]	20,000	17,614
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.526% 2037[1,6]	7,125	6,013
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[1,6]	10,000	5,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[6]	17,648	17,352
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	1,531	1,531
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011[1]	11,000	10,718
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012[1]	10,000	9,425
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[1,9]	12,449	3,984
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[9]	9,004	4,894
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[1,9]	7,573	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[1,9]	6,004	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[1]	16,039	12,591
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[1,9]	3,680	37
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1,6]	12,500	8,149
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1,6]	18,000	9,155
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,6]	7,500	3,953
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 3.556% 2037[6]	25,000	19,477
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[1,6]	19,462	19,236
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012[1]	10,000	9,905
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014[1]	8,040	8,050
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 4.064% 2013[6]	18,000	17,533
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011[1]	5,000	4,924
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,547
American Express Issuance Trust, Series 2005-1, Class C, 4.566% 2011[6]	17,500	16,453
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[5]	6,012	6,031
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1,5]	9,372	9,323
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[5]	14,250	14,573
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,5,6]	10,000	9,856
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[5,6]	4,678	4,708
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011[1]	15,000	14,538
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[1]	7,000	6,371
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	6,957
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,497	5,484
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.976% 2033[1,6]	180	164
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 3.716% 2036[1,6]	10,000	6,153
SACO I Trust, Series 2005-4, Class M-1, 3.976% 2035[1,5,6]	3,000	1,796
SACO I Trust, Series 2006-12, Class I-A, 3.516% 2036[6]	13,789	9,653
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,286
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[6]	11,330	11,240
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 4.636% 2013[1,6]	6,000	5,558
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 4.526% 2014[6]	2,000	1,739
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 6.486% 2016[6]	4,600	3,832
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[1,6]	11,978	11,040
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.996% 2035[1,6]	10,000	8,800
Home Equity Asset Trust, Series 2005-2, Class B-4, 8.365% 2035[1,5,6]	6,775	1,558
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 3.536% 2036[6]	12,000	10,157
Providian Master Note Trust, Series 2005-A1, Class A, 4.296% 2012[5,6]	10,000	9,989
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 3.476% 2037[6]	10,000	9,306
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 3.536% 2036[1,6]	9,000	8,690
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,567
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[1]	10,000	8,122
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	8,072
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	7,000	7,108
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.126% 2034[1,6]	7,000	6,300
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[5]	6,375	6,035
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	6,290	5,957
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 3.526% 2037[1,6]	6,600	5,916
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 3.466% 2036[1,6]	17,855	5,892
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 3.506% 2037[6]	5,819	5,383
Argent Securities Trust, Series 2006-M2, Class A-2D, 3.616% 2036[1,6]	8,000	5,360
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 4.836% 2013[6]	5,000	4,900
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 5.076% 2035[1,6]	7,500	4,725
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.876% 2034[6]	5,233	4,665
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 3.496% 2026[6]	8,638	4,374
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,5]	4,669	4,235
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 5.936% 2012[6]	3,600	3,516
BA Credit Card Trust, Series 2007-2, Class C-2, 4.506% 2012[6]	3,315	3,117
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 3.676% 2037[1,6]	4,263	2,643
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[1,6]	2,800	2,535
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[5]	2,000	2,007
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1,5]	576	572
Structured Asset Securities Corp., Series 2005-WF4, Class B-1, 5.876% 2035[1,6]	1,500	375
		876,373

MATERIALS — 0.78%
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	3,162
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	37,230	39,138
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	17,735	18,888
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,570
Stone Container Corp. 8.375% 2012	19,558	19,020
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	14,717
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	18,665	17,405
Abitibi-Consolidated Co. of Canada 5.25% 2008	16,650	16,150
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	5,891
Abitibi-Consolidated Inc. 8.55% 2010	12,118	9,997
Abitibi-Consolidated Inc. 7.75% 2011	6,025	4,624
Abitibi-Consolidated Co. of Canada 8.491% 2011[6]	5,225	3,821
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955	1,339
Abitibi-Consolidated Co. of Canada 8.375% 2015	17,515	12,479
Domtar Corp. 5.375% 2013	13,350	12,015
Domtar Corp. 7.125% 2015	39,870	38,574
Georgia Gulf Corp. 7.125% 2013	850	625
Georgia Gulf Corp. 9.50% 2014	44,770	34,921
Georgia Gulf Corp. 10.75% 2016	4,535	2,948
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	38,500	36,864
C5 Capital (SPV) Ltd. 6.196% (undated)[5,6]	3,000	2,940
C8 Capital (SPV) Ltd. 6.64% (undated)[5,6]	20,000	18,144
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	17,895	15,700
Owens-Brockway Glass Container Inc. 8.875% 2009	17,570	17,570
Owens-Illinois, Inc. 7.50% 2010	750	759
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	16,640
Nalco Co. 7.75% 2011	20,010	20,110
Nalco Co. 8.875% 2013	1,000	1,020
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[10]	7,200	6,516
Stora Enso Oyj 6.404% 2016[5]	14,500	14,492
Stora Enso Oyj 7.25% 2036[5]	13,000	12,879
Georgia-Pacific Corp. 8.125% 2011	9,825	9,874
Georgia-Pacific Corp. 9.50% 2011	5,000	5,225
Georgia-Pacific Corp., First Lien Term Loan B, 6.896% 2012[6,7]	11,253	10,395
NewPage Corp. 10.00% 2012[5]	10,500	10,500
NewPage Corp., Series A, 11.161% 2012[6]	10,000	9,850
NewPage Corp., Series A, 12.00% 2013	5,000	4,975
Norske Skogindustrier ASA 7.625% 2011[5]	19,640	18,854
Graphic Packaging International, Inc. 8.50% 2011	18,975	18,501
Algoma Steel Inc. 9.875% 2015[5]	19,750	15,899
FMG Finance Pty Ltd. 10.625% 2016[5]	11,500	13,110
Metals USA Holdings Corp. 10.729% 2012[5,6,8]	10,675	7,899
Metals USA, Inc. 11.125% 2015	4,200	4,190
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,209
AMH Holdings, Inc. 0%/11.25% 2014[10]	16,795	11,001
Momentive Performance Materials 9.75% 2014	12,000	10,920
AEP Industries Inc. 7.875% 2013	10,500	9,923
UPM-Kymmene Corp. 5.625% 2014[5]	7,500	7,319
Building Materials Corp. of America 7.75% 2014	8,400	6,258
JSG Funding PLC 7.75% 2015	6,500	6,013
United States Steel Corp. 7.00% 2018	5,670	5,622
Rohm and Haas Co. 5.60% 2013	4,020	4,193
Ispat Inland ULC 9.75% 2014	3,207	3,479
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,159
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025	3,134
Ryerson Inc. 12.574% 2014[5,6]	1,200	1,110
Ryerson Inc. 12.00% 2015[5]	1,800	1,701
Arbermarle Corp. 5.10% 2015	2,570	2,526
Packaging Corp. of America 4.375% 2008	2,500	2,498
Ainsworth Lumber Co. Ltd. 7.25% 2012	3,725	2,365
Berry Plastics Holding Corp. 10.25% 2016	2,950	2,227
Plastipak Holdings, Inc. 8.50% 2015[5]	2,275	2,150
Corporación Nacional del Cobre de Chile 6.375% 2012[5]	1,500	1,622
Airgas, Inc. 6.25% 2014	1,400	1,400
Neenah Paper, Inc. 7.375% 2014	332	291
		652,310

CONSUMER STAPLES — 0.46%
SUPERVALU INC., Term Loan B, 5.63% 2012[6,7]	20,389	19,502
SUPERVALU INC. 7.50% 2012	3,323	3,483
Albertson’s, Inc. 7.25% 2013	21,355	21,778
SUPERVALU INC. 7.50% 2014	1,000	1,019
Albertson’s, Inc. 8.00% 2031	12,650	12,121
Tyson Foods, Inc. 6.85% 2016[6]	45,325	45,585
Stater Bros. Holdings Inc. 8.125% 2012	30,625	30,012
Stater Bros. Holdings Inc. 7.75% 2015	13,750	12,994
Yankee Candle Co., Inc., Series B, 8.50% 2015	24,800	21,328
Yankee Candle Co., Inc., Series B, 9.75% 2017	23,345	19,143
Tesco PLC 6.15% 2037[5]	30,600	29,517
Dole Food Co., Inc. 8.625% 2009	12,850	12,015
Dole Food Co., Inc. 7.25% 2010	7,875	6,969
Dole Food Co., Inc. 8.875% 2011	10,735	9,608
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 8.60% 2013[6,7]	850	792
Spectrum Brands, Inc., Term Loan B, 8.896% 2013[6,7]	17,391	16,201
Spectrum Brands, Inc. 7.375% 2015	15,050	10,535
CVS Corp. 5.298% 2027[5,7]	4,264	4,023
CVS Corp. 6.036% 2028[5,7]	13,662	13,107
CVS Caremark Corp. 6.943% 2030[5,7]	6,000	6,238
Kroger Co. 6.40% 2017	17,950	19,115
Duane Reade Inc. 9.75% 2011	14,120	12,355
Vitamin Shoppe Industries Inc. 12.369% 2012[1,6]	11,650	12,116
Delhaize Group 6.50% 2017	3,850	3,954
Delhaize America, Inc. 9.00% 2031	5,000	5,935
Rite Aid Corp. 8.625% 2015	3,000	2,265
Rite Aid Corp. 7.70% 2027	9,000	5,220
Rite Aid Corp. 6.875% 2028	2,500	1,337
Safeway Inc. 6.35% 2017	8,000	8,478
Constellation Brands, Inc. 8.375% 2014	3,675	3,804
Constellation Brands, Inc. 7.25% 2017	3,000	2,865
Smithfield Foods, Inc. 7.625% 2008	1,975	1,980
Smithfield Foods, Inc., Series B, 8.00% 2009	875	890
Smithfield Foods, Inc., Series B, 7.00% 2011	750	735
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,758
Kraft Foods Inc. 6.875% 2038	5,875	5,986
Elizabeth Arden, Inc. 7.75% 2014	3,675	3,519
		389,282

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.17%
United Mexican States Government Global 8.375% 2011	3,000	3,369
United Mexican States Government Global 7.50% 2012	5,470	6,121
United Mexican States Government Global 6.375% 2013	14,765	16,005
United Mexican States Government Global 11.375% 2016	9,118	13,121
United Mexican States Government Global 5.625% 2017	3,640	3,773
United Mexican States Government Global 6.75% 2034	7,740	8,410
United Mexican States Government Global 6.05% 2040	14,000	13,846
Russian Federation 8.25% 2010[7]	14,028	14,656
Russian Federation 8.25% 2010[5,7]	5,556	5,804
Russian Federation 7.50% 2030[7]	24,522	28,323
State of Qatar 9.75% 2030	4,000	6,350
El Salvador (Republic of) 7.75% 2023	3,000	3,457
El Salvador (Republic of) 7.75% 2023[5]	1,250	1,441
El Salvador (Republic of) 7.65% 2035[5]	750	844
Banque Centrale de Tunisie 7.375% 2012	3,500	3,819
Bulgaria (Republic of) 8.25% 2015	3,000	3,586
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,334
Corporación Andina de Fomento 5.75% 2017	2,000	1,955
		138,214

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025[1]	$ 4,013	$ 3,988
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	3,346	3,277
		7,265

Total bonds & notes (cost: $22,789,972,000)		21,913,502

Short-term securities — 7.12%

Federal Home Loan Bank 2.90%–4.90% due 2/1–6/20/2008	1,215,341	1,210,637
Freddie Mac 3.49%–4.62% due 3/3–12/8/2008	722,478	717,523
U.S. Treasury Bills 3.015%–4.116% due 3/6–6/19/2008	704,400	700,749
Procter & Gamble International Funding S.C.A. 4.25%–4.74% due 2/5–3/7/2008[5]	519,179	517,515
Coca-Cola Co. 2.90%–4.47% due 2/12–4/21/2008[5]	320,400	319,339
General Electric Co. 4.48%–4.52% due 3/17–3/31/2008	230,000	228,829
General Electric Capital Services, Inc. 4.74% due 3/19/2008	50,000	49,745
Edison Asset Securitization LLC 4.56% due 2/13/2008[5]	25,000	24,947
Fannie Mae 3.77%–4.23% due 2/11–4/9/2008	279,023	277,788
Bank of America Corp. 3.735%–4.675% due 3/11–4/14/2008	240,100	238,877
Ranger Funding Co. LLC 4.33% due 4/8/2008[5]	30,000	29,802
JPMorgan Chase & Co. 3.00%–5.06% due 2/6–4/29/2008	192,500	191,884
Jupiter Securitization Co., LLC 4.65% due 3/20/2008[5]	50,000	49,709
International Lease Finance Corp. 3.78%–4.22% due 2/13–4/25/2008	176,225	175,318
United Parcel Service Inc. 4.20%–4.50% due 2/1–3/10/2008[5]	171,400	171,006
IBM International Group Capital LLC 2.74%–4.47% due 2/15–3/31/2008[5]	161,300	160,722
Private Export Funding Corp. 4.25%–4.50% due 3/3–4/24/2008[5]	145,800	144,992
Ciesco LLC 4.02%–4.25% due 2/26–3/3/2008[5]	75,000	74,659
CAFCO, LLC 4.35% due 3/3/2008[5]	21,500	21,417
Federal Farm Credit Banks 4.09% due 2/4–2/7/2008	81,800	81,740
Variable Funding Capital Corp. 4.25%–4.27% due 2/26–3/3/2008[5]	78,400	78,123
Hewlett-Packard Co. 3.02% due 3/26/2008[5]	57,900	57,633
FCAR Owner Trust I 5.50% due 2/4/2008	50,000	49,969
Prudential Funding, LLC 4.23% due 2/11/2008	50,000	49,935
NetJets Inc. 4.20% due 2/22/2008[5]	50,000	49,850
Paccar Financial Corp. 2.80% due 4/24/2008	50,000	49,673
Pfizer Inc 4.35% due 5/22/2008[5]	42,000	41,602
Harley-Davidson Funding Corp. 4.45%–4.48% due 2/8–2/15/2008[5]	30,000	29,949
Anheuser-Busch Cos. Inc. 3.75%–4.18% due 2/1–3/19/2008[5]	29,000	28,896
Caterpillar Financial Services Corp. 4.20% due 2/19/2008	26,400	26,341
Eaton Corp. 4.29% due 2/28/2008[5]	25,000	24,909
Scripps (E.W.) Co. 4.73% due 2/28/2008[5]	25,000	24,909
Union Bank of California, N.A. 4.58% due 3/4/2008	21,100	21,100
Harvard University 4.02% due 3/17/2008[12]	15,000	14,921
John Deere Capital Corp. 2.95% due 4/10/2008[5]	14,250	14,165
Tennessee Valley Authority 2.70% due 2/21/2008	12,700	12,680
Lowe’s Cos. Inc. 4.20% due 2/4/2008	5,800	5,797
Brown-Forman Corp. 4.25% due 2/1/2008[5]	3,300	3,300

Total short-term securities (cost: $5,964,955,000)		5,970,950

Total investment securities (cost: $78,067,334,000)		83,860,587
Other assets less liabilities		(50,597)

Net assets		$83,809,990

 unaudited

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $15,425,649,000.
[2]Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares	1/15/2008	$178,500	$192,959.23%
SunCom Wireless Holdings, Inc., Class A	5/15/2007	80,686	126,399.15

Total restricted securities		$259,186	$319,358.38%

[4]Security did not produce income during the last 12 months.

[5]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,692,288,000, which represented 7.99% of the net assets of the fund.

[6]Coupon rate may change periodically.
[7]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]Scheduled interest and/or principal payment was not received.
[10]Step bond; coupon rate will increase at a later date.
[11]Index-linked bond whose principal amount moves with a government retail price index.
[12]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0308O-S10870

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 9, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: April 9, 2008